UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.5%                       7,500  Advo, Inc.                                                 $     240,000
                                                 15,200  aQuantive, Inc. (a)                                              357,808
                                                 12,000  Catalina Marketing Corp.                                         277,200
                                                  5,400  Greenfield Online, Inc. (a)                                       32,346
                                                  6,000  Marchex, Inc. Class B (a)                                        129,000
                                                 11,700  Valassis Communications, Inc. (a)                                343,629
                                                 19,200  ValueClick, Inc. (a)                                             324,864
                                                  7,600  Ventiv Health, Inc. (a)                                          252,472
                                                                                                                    -------------
                                                                                                                        1,957,319
---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                  2,200  ARGON ST, Inc. (a)                                                73,766
                                                  6,000  Curtiss-Wright Corp.                                             397,200
                                                  6,600  Heico Corp.                                                      209,154
                                                  3,400  MTC Technologies, Inc. (a)                                        95,166
                                                  7,500  Moog, Inc. Class A (a)                                           266,175
                                                 15,800  Orbital Sciences Corp. (a)                                       249,956
                                                  7,500  Teledyne Technologies, Inc. (a)                                  267,000
                                                  2,000  United Industrial Corp.                                          121,860
                                                                                                                    -------------
                                                                                                                        1,680,277
---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%              400  Alico, Inc.                                                       18,176
                                                  2,300  The Andersons, Inc.                                              179,929
                                                  8,300  Delta & Pine Land Co.                                            250,328
                                                 14,200  Gold Kist, Inc. (a)                                              179,488
                                                                                                                    -------------
                                                                                                                          627,921
---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                              9,300  AAR Corp. (a)                                                    264,864
                                                 17,200  ABX Air, Inc. (a)                                                117,132
                                                 19,900  AirTran Holdings, Inc. (a)                                       360,389
                                                  7,400  Alaska Air Group, Inc. (a)                                       262,330
                                                  7,600  Aviall, Inc. (a)                                                 289,408
                                                  4,900  Bristow Group, Inc. (a)                                          151,410
                                                 18,000  Continental Airlines, Inc. Class B (a)                           484,200
                                                  9,400  EGL, Inc. (a)                                                    423,000
                                                  8,700  ExpressJet Holdings, Inc. (a)                                     64,728
                                                  7,600  Frontier Airlines, Inc. (a)                                       58,520
                                                    300  MAIR Holdings, Inc. (a)                                            1,404
                                                  9,700  Mesa Air Group, Inc. (a)                                         110,968
                                                  7,000  Pinnacle Airlines Corp. (a)                                       46,620
                                                  1,400  Republic Airways Holdings, Inc. (a)                               20,734
                                                 15,100  Skywest, Inc.                                                    441,977
                                                  4,600  World Air Holdings, Inc. (a)                                      45,172
                                                                                                                    -------------
                                                                                                                        3,142,856
---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                   6,900  Aleris International, Inc. (a)                                   331,683
                                                  6,400  Century Aluminum Co. (a)                                         271,680
                                                                                                                    -------------
                                                                                                                          603,363
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                   6,700  Aftermarket Technology Corp. (a)                                 151,487
                                                  4,000  Commercial Vehicle Group, Inc. (a)                                76,840
                                                  4,900  Keystone Automotive Industries, Inc. (a)                         206,829
                                                    800  R&B, Inc. (a)                                                      8,200
                                                  2,200  Standard Motor Products, Inc.                                     19,536
                                                  4,200  Superior Industries International, Inc.                           81,312
                                                                                                                    -------------
                                                                                                                          544,204
---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.3%            11,700  American Axle & Manufacturing Holdings, Inc.                     200,421
                                                 16,500  ArvinMeritor, Inc.                                               246,015

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 11,900  Hayes Lemmerz International, Inc. (a)                      $      32,487
                                                  4,050  Noble International Ltd.                                          68,566
                                                 15,000  Quantum Fuel Systems Technologies Worldwide, Inc. (a)             53,700
                                                  1,100  Sauer-Danfoss, Inc.                                               25,245
                                                    400  Strattec Security Corp. (a)                                       14,916
                                                  9,800  Tenneco, Inc. (a)                                                212,562
                                                 34,200  Visteon Corp. (a)                                                157,320
                                                                                                                    -------------
                                                                                                                        1,011,232
---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                       1,200  Accuride Corp. (a)                                                13,800
                                                  9,600  Modine Manufacturing Co.                                         283,200
                                                  7,000  Wabash National Corp.                                            138,250
                                                                                                                    -------------
                                                                                                                          435,250
---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                       4,100  Signature Bank (a)                                               133,619
---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.6%               1,700  1st Source Corp.                                                  50,966
                                                  3,000  Alabama National Bancorporation                                  205,200
                                                  6,300  Amcore Financial, Inc.                                           199,206
                                                  4,000  AmericanWest Bancorp (a)                                         105,880
                                                  1,400  Ameris Bancorp                                                    32,564
                                                  2,900  Ames National Corp.                                               69,745
                                                  1,545  Arrow Financial Corp.                                             42,333
                                                  6,000  The Banc Corp. (a)                                                71,100
                                                  2,800  BancFirst Corp.                                                  122,080
                                                    900  BancTrust Financial Group, Inc.                                   19,935
                                                    500  The Bancorp Inc. (a)                                              12,275
                                                 18,300  Bancorpsouth, Inc.                                               439,383
                                                  4,800  Bank of Granite Corp.                                             97,296
                                                  1,900  Bank of the Ozarks, Inc.                                          69,350
                                                  3,700  Banner Corp.                                                     125,800
                                                  8,200  Boston Private Financial Holdings, Inc.                          277,078
                                                 12,875  CVB Financial Corp.                                              220,163
                                                  1,100  Camden National Corp.                                             42,240
                                                  2,100  Capital City Bank Group, Inc.                                     74,655
                                                  1,300  Capital Corp. of the West                                         47,736
                                                  2,300  Capital Crossing Bank (a)                                         73,278
                                                  2,200  Capitol Bancorp Ltd.                                             102,850
                                                  8,500  Cardinal Financial Corp.                                         115,005
                                                  5,600  Cascade Bancorp                                                  163,912
                                                 12,300  Cathay General Bancorp                                           462,972
                                                 17,500  Centennial Bank Holdings, Inc. (a)                               204,750
                                                  3,900  Center Financial Corp.                                            94,497
                                                  6,800  Central Pacific Financial Corp.                                  249,696
                                                  5,400  Chemical Financial Corp.                                         174,474
                                                 10,600  Chittenden Corp.                                                 307,082
                                                  3,030  Citizens & Northern Corp.                                         73,326
                                                 11,800  Citizens Banking Corp.                                           316,830
                                                  5,000  City Holding Co.                                                 183,950
                                                  1,000  CityBank                                                          46,230
                                                    400  Clifton Savings Bancorp, Inc.                                      4,276
                                                  2,000  CoBiz, Inc.                                                       41,200
                                                  2,300  Colony Bankcorp, Inc.                                             50,692
                                                  5,000  Columbia Banking System, Inc.                                    167,300
                                                  2,000  Commercial Bankshares, Inc.                                       70,560
                                                  2,200  Community Bancorp (a)                                             68,134
                                                  8,900  Community Bank System, Inc.                                      198,737

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  6,600  Community Banks, Inc.                                      $     187,836
                                                  4,000  Community Trust Bancorp, Inc.                                    135,600
                                                  5,200  Corus Bankshares, Inc.                                           309,088
                                                 22,800  Doral Financial Corp.                                            263,340
                                                  3,200  Enterprise Financial Services Corp.                               87,648
                                                    700  EuroBancshares, Inc. (a)                                           8,253
                                                    700  FNB Corp.                                                         23,786
                                                    600  Farmers Capital Bank Corp.                                        19,254
                                                    700  Financial Institutions, Inc.                                      13,223
                                                 18,500  First BanCorp.                                                   228,660
                                                  1,300  First Bancorp                                                     29,094
                                                  1,900  First Busey Corp.                                                 40,090
                                                  8,900  First Charter Corp.                                              219,830
                                                  1,300  First Citizens BancShares, Inc. Class A                          250,900
                                                 15,200  First Commonwealth Financial Corp.                               222,832
                                                  3,900  First Community Bancorp, Inc.                                    224,874
                                                  1,600  First Community Bancshares, Inc.                                  51,168
                                                 10,600  First Financial Bancorp                                          176,384
                                                  3,700  First Financial Bankshares, Inc.                                 141,710
                                                  2,400  First Financial Corp.                                             71,520
                                                  3,500  First Merchants Corp.                                             92,820
                                                 12,300  First Midwest Bancorp, Inc.                                      449,811
                                                    600  First Oak Brook Bancshares, Inc.                                  16,050
                                                  1,000  First Regional Bancorp (a)                                        89,130
                                                  2,100  First South Bancorp, Inc.                                         79,527
                                                  5,300  First State Bancorporation                                       140,768
                                                  6,800  Franklin Bank Corp. (a)                                          130,764
                                                  5,100  Frontier Financial Corp.                                         168,504
                                                  1,800  GB&T Bancshares, Inc.                                             40,230
                                                  6,700  Glacier Bancorp, Inc.                                            208,035
                                                 11,900  Gold Banc Corp., Inc.                                            218,008
                                                 14,000  Greater Bay Bancorp                                              388,360
                                                  2,700  Greene County Bancshares, Inc.                                    78,867
                                                  7,600  Hancock Holding Co.                                              353,552
                                                 11,700  Hanmi Financial Corp.                                            211,302
                                                  5,460  Harleysville National Corp.                                      124,160
                                                  1,100  Heartland Financial USA, Inc.                                     25,960
                                                  4,600  Heritage Commerce Corp.                                          115,000
                                                     26  Huntington Bancshares, Inc.                                          627
                                                 11,515  Independent Bank Corp.                                           345,732
                                                  5,200  Integra Bank Corp.                                               118,872
                                                  2,600  Interchange Financial Services Corp.                              49,400
                                                 14,900  Investors Bancorp, Inc. (a)                                      207,706
                                                  3,100  Irwin Financial Corp.                                             59,923
                                                  2,600  Lakeland Bancorp, Inc.                                            40,456
                                                    700  Lakeland Financial Corp.                                          32,725
                                                  4,700  MB Financial, Inc.                                               166,380
                                                  2,200  MBT Financial Corp.                                               36,960
                                                  3,400  Macatawa Bank Corp.                                              128,894
                                                  5,100  Main Street Banks, Inc.                                          131,988
                                                  4,600  MainSource Financial Group, Inc.                                  86,940
                                                  2,600  Mercantile Bank Corp.                                            101,660

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,700  Mid-State Bancshares                                       $     138,321
                                                  4,400  Midwest Banc Holdings, Inc.                                      114,136
                                                    500  NBC Capital Corp.                                                 11,465
                                                  6,800  NBT Bancorp, Inc.                                                158,100
                                                  6,300  Nara Bancorp, Inc.                                               110,565
                                                  9,375  National Penn Bancshares, Inc.                                   199,500
                                                    900  Northern Empire Bancshares (a)                                    22,725
                                                 15,700  Old National Bancorp                                             339,748
                                                  4,400  Old Second Bancorp, Inc.                                         144,452
                                                  2,200  Omega Financial Corp.                                             74,492
                                                  6,700  Oriental Financial Group                                          96,815
                                                 12,400  Pacific Capital Bancorp                                          419,616
                                                  2,800  Park National Corp.                                              298,200
                                                    900  Peapack Gladstone Financial Corp.                                 23,049
                                                  2,000  Pennsylvania Commerce Bancorp, Inc. (a)                           60,300
                                                  1,300  Peoples Bancorp, Inc.                                             39,000
                                                  3,100  Pinnacle Financial Partners, Inc. (a)                             85,064
                                                  5,800  Piper Jaffray Cos. (a)                                           319,000
                                                    600  Placer Sierra Bancshares                                          17,130
                                                  1,800  Preferred Bank                                                    90,882
                                                  5,100  Premierwest Bancorp                                               94,095
                                                  5,000  PrivateBancorp, Inc.                                             207,450
                                                  6,400  Prosperity Bancshares, Inc.                                      193,344
                                                  9,200  Provident Bankshares Corp.                                       335,340
                                                  8,100  R-G Financial Corp. Class B                                      102,546
                                                  1,700  Renasant Corp.                                                    62,798
                                                 21,670  Republic Bancorp, Inc.                                           260,907
                                                    420  Republic Bancorp, Inc. Class A                                     8,534
                                                  5,900  S&T Bancorp, Inc.                                                215,822
                                                  1,100  SCBT Financial Corp.                                              38,588
                                                  9,500  SVB Financial Group (a)                                          503,975
                                                  1,700  SY Bancorp, Inc.                                                  44,914
                                                  2,800  Sandy Spring Bancorp, Inc.                                       106,372
                                                    200  Santander BanCorp                                                  5,080
                                                  4,200  Seacoast Banking Corp. of Florida                                122,262
                                                  1,100  Security Bank Corp.                                               27,797
                                                  2,500  Simmons First National Corp. Class A                              74,400
                                                    945  Southside Bancshares, Inc.                                        19,117
                                                  4,800  Southwest Bancorp, Inc.                                          106,752
                                                    800  State Bancorp, Inc.                                               12,232
                                                 13,400  Sterling Bancshares, Inc.                                        241,870
                                                  5,000  Sterling Financial Corp.                                         109,200
                                                  1,700  Suffolk Bancorp                                                   58,990
                                                  4,300  Summit Bancshares, Inc.                                           82,861
                                                  2,200  Summit Financial Group, Inc.                                      44,044
                                                  4,300  Sun Bancorp, Inc. (a)                                             83,850
                                                 12,900  Susquehanna Bancshares, Inc.                                     332,433
                                                    100  Taylor Capital Group, Inc.                                         3,919
                                                  6,900  Texas Capital Bancshares, Inc. (a)                               165,600
                                                 12,540  Texas Regional Bancshares, Inc. Class A                          369,805
                                                    900  Tompkins Trustco, Inc.                                            43,335
                                                  1,800  Trico Bancshares                                                  50,976

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 21,300  TrustCo Bank Corp. NY                                      $     259,221
                                                 13,000  Trustmark Corp.                                                  411,320
                                                 24,700  UCBH Holdings, Inc.                                              467,324
                                                  4,400  UMB Financial Corp.                                              309,012
                                                  1,575  USB Holding Co., Inc.                                             36,131
                                                 12,400  Umpqua Holdings Corp.                                            353,400
                                                  1,400  Union Bankshares Corp.                                            63,994
                                                 10,200  United Bankshares, Inc.                                          390,354
                                                  9,000  United Community Banks, Inc.                                     253,350
                                                  2,400  United Security Bancshares                                        63,840
                                                  1,800  Univest Corp. of Pennsylvania                                     45,828
                                                  2,900  Vineyard National Bancorp                                         84,970
                                                  1,100  Virginia Commerce Bancorp (a)                                     39,545
                                                    900  Virginia Financial Group, Inc.                                    36,018
                                                  4,100  Washington Trust Bancorp, Inc.                                   115,087
                                                  6,700  WesBanco, Inc.                                                   219,827
                                                  2,600  West Bancorporation, Inc.                                         51,558
                                                  4,900  West Coast Bancorp                                               136,955
                                                  8,800  Westamerica Bancorporation                                       456,896
                                                    800  Western Sierra Bancorp                                            36,272
                                                  1,800  Wilshire Bancorp, Inc.                                            33,462
                                                  6,500  Wintrust Financial Corp.                                         378,105
                                                  1,300  Yardville National Bancorp                                        47,840
                                                                                                                    -------------
                                                                                                                       23,821,014
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%               3,800  Boston Beer Co., Inc. Class A (a)                                 98,838
---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.2%                        600  Coca-Cola Bottling Co. Consolidated                               27,600
                                                    300  Farmer Bros. Co.                                                   6,690
                                                  1,700  Green Mountain Coffee Roasters, Inc. (a)                          67,524
                                                  4,200  Hansen Natural Corp. (a)                                         528,402
                                                  4,200  Peet's Coffee & Tea, Inc. (a)                                    126,000
                                                                                                                    -------------
                                                                                                                          756,216
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.3%       19,700  Aastrom Biosciences, Inc. (a)                                     39,794
                                                 24,200  Abgenix, Inc. (a)                                                544,500
                                                  2,000  Acadia Pharmaceuticals, Inc. (a)                                  31,960
                                                  7,400  Albany Molecular Research, Inc. (a)                               75,184
                                                  7,900  Alexion Pharmaceuticals, Inc. (a)                                279,818
                                                  4,200  Antigenics, Inc. (a)                                              11,508
                                                 16,500  Applera Corp. - Celera Genomics Group (a)                        192,885
                                                 10,900  Arena Pharmaceuticals, Inc. (a)                                  197,399
                                                 15,600  Ariad Pharmaceuticals, Inc. (a)                                  102,648
                                                 10,300  Arqule, Inc. (a)                                                  59,122
                                                  5,100  Array Biopharma, Inc. (a)                                         46,614
                                                  6,200  ArthroCare Corp. (a)                                             296,484
                                                  5,400  Barrier Therapeutics, Inc. (a)                                    52,272
                                                  7,900  Bioenvision, Inc. (a)                                             56,327
                                                  9,700  Caliper Life Sciences, Inc. (a)                                   62,080
                                                 14,200  Cell Genesys, Inc. (a)                                           113,316
                                                  9,900  Cell Therapeutics, Inc. (a)                                       18,909
                                                  4,400  Cotherix, Inc. (a)                                                40,216
                                                 14,400  Cubist Pharmaceuticals, Inc. (a)                                 330,768
                                                  8,100  CuraGen Corp. (a)                                                 40,581
                                                  8,300  Curis, Inc. (a)                                                   19,754
                                                  6,400  Cypress Bioscience, Inc. (a)                                      40,512

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 11,900  deCODE genetics, Inc. (a)                                  $     103,173
                                                  4,400  Digene Corp. (a)                                                 172,040
                                                 11,500  Discovery Laboratories, Inc. (a)                                  84,295
                                                  2,600  Diversa Corp. (a)                                                 23,686
                                                  6,600  Dov Pharmaceutical, Inc. (a)                                     105,468
                                                 16,100  Encysive Pharmaceuticals, Inc. (a)                                78,729
                                                 13,200  Enzon Pharmaceuticals, Inc. (a)                                  106,920
                                                 16,800  Exelixis, Inc. (a)                                               201,768
                                                  8,200  Genitope Corp. (a)                                                71,340
                                                 15,600  Geron Corp. (a)                                                  129,636
                                                 34,300  Human Genome Sciences, Inc. (a)                                  372,841
                                                 16,900  ICOS Corp. (a)                                                   372,645
                                                  2,300  Idenix Pharmaceuticals, Inc. (a)                                  31,211
                                                 23,100  Incyte Corp. (a)                                                 139,062
                                                  4,400  Integra LifeSciences Holdings Corp. (a)                          180,312
                                                  7,700  InterMune, Inc. (a)                                              142,758
                                                  7,300  Introgen Therapeutics, Inc. (a)                                   38,763
                                                  3,100  Kensey Nash Corp. (a)                                             88,660
                                                  7,000  Keryx Biopharmaceuticals, Inc. (a)                               133,770
                                                 12,700  Lexicon Genetics, Inc. (a)                                        70,358
                                                  2,200  MannKind Corp. (a)                                                44,968
                                                  7,500  Martek Biosciences Corp. (a)                                     246,225
                                                  4,400  Maxygen, Inc. (a)                                                 36,432
                                                  2,700  Momenta Pharmaceuticals, Inc. (a)                                 53,082
                                                 23,400  Monogram Biosciences, Inc. (a)                                    43,056
                                                  6,100  Myogen, Inc. (a)                                                 221,003
                                                  6,600  Myriad Genetics, Inc. (a)                                        172,194
                                                 11,400  NPS Pharmaceuticals, Inc. (a)                                     97,356
                                                 16,200  Nabi Biopharmaceuticals (a)                                       91,368
                                                  7,900  Nanogen, Inc. (a)                                                 23,858
                                                  3,300  Nastech Pharmaceutical Co., Inc. (a)                              59,400
                                                  9,700  Neurocrine Biosciences, Inc. (a)                                 626,038
                                                  3,100  Neurogen Corp. (a)                                                19,189
                                                  4,600  Northfield Laboratories, Inc. (a)                                 46,000
                                                  8,700  Nuvelo, Inc. (a)                                                 155,034
                                                  4,100  Orchid Cellmark, Inc. (a)                                         23,534
                                                  3,600  PRA International, Inc. (a)                                       89,244
                                                  3,700  Progenics Pharmaceuticals, Inc. (a)                               98,013
                                                  5,900  Rigel Pharmaceuticals, Inc. (a)                                   67,791
                                                 18,900  Savient Pharmaceuticals, Inc. (a)                                100,737
                                                  3,800  Seattle Genetics, Inc. (a)                                        19,608
                                                  9,800  Serologicals Corp. (a)                                           239,708
                                                 18,900  StemCells, Inc. (a)                                               67,662
                                                  4,700  Tanox, Inc. (a)                                                   91,274
                                                 11,900  Telik, Inc. (a)                                                  230,384
                                                  1,000  Tercica, Inc. (a)                                                  6,700
                                                  6,100  Trimeris, Inc. (a)                                                82,411
                                                  5,400  ZymoGenetics, Inc. (a)                                           116,748
                                                                                                                    -------------
                                                                                                                        8,469,103
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%                         1,300  Ameron International Corp.                                 $      95,199
                                                    500  BlueLinx Holdings, Inc.                                            8,000
                                                  7,600  Building Material Holding Corp.                                  270,864
                                                    700  Huttig Building Products, Inc. (a)                                 6,517
                                                  6,900  LSI Industries, Inc.                                             117,576
                                                  6,000  NCI Building Systems, Inc. (a)                                   358,620
                                                  9,800  Simpson Manufacturing Co., Inc.                                  424,340
                                                  6,000  Texas Industries, Inc.                                           362,940
                                                  3,500  Trex Co., Inc. (a)                                               110,950
                                                  6,000  Watsco, Inc.                                                     426,300
                                                  1,100  Zoltek Cos., Inc. (a)                                             25,146
                                                                                                                    -------------
                                                                                                                        2,206,452
---------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.1%                13,800  Lennox International, Inc.                                       412,068
---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.3%                          14,700  Eagle Materials, Inc.                                            937,272
---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                 800  Aaon, Inc.                                                        19,128
                                                  2,000  Interline Brands, Inc. (a)                                        50,460
                                                 21,400  Jacuzzi Brands, Inc. (a)                                         210,362
                                                                                                                    -------------
                                                                                                                          279,950
---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                    7,000  Comfort Systems USA, Inc.                                         94,500
                                                  2,400  Drew Industries, Inc. (a)                                         85,320
                                                  8,400  Griffon Corp. (a)                                                208,656
                                                                                                                    -------------
                                                                                                                          388,476
---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%              3,200  Beacon Roofing Supply, Inc. (a)                                  130,048
                                                  4,500  ElkCorp                                                          151,875
                                                                                                                    -------------
                                                                                                                          281,923
---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                 81,900  Charter Communications, Inc. Class A (a)                          89,271
                                                  1,200  Crown Media Holdings, Inc. Class A (a)                             7,608
                                                 17,000  TiVo, Inc. (a)                                                   122,910
                                                                                                                    -------------
                                                                                                                          219,789
---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                         5,200  Ameristar Casinos, Inc.                                          134,108
                                                  9,400  Aztar Corp. (a)                                                  394,706
                                                 11,600  Bally Technologies, Inc. (a)                                     197,084
                                                  1,300  Churchill Downs, Inc.                                             49,816
                                                    300  Dover Downs Gaming & Entertainment, Inc.                           6,528
                                                  4,500  Isle of Capri Casinos, Inc. (a)                                  149,760
                                                  7,900  MTR Gaming Group, Inc. (a)                                        81,370
                                                  6,900  Mikohn Gaming Corp. (a)                                           66,033
                                                  1,300  Monarch Casino & Resort, Inc. (a)                                 36,907
                                                  8,500  Multimedia Games, Inc. (a)                                       126,480
                                                 11,300  Pinnacle Entertainment, Inc. (a)                                 318,321
                                                  1,300  Riviera Holdings Corp. (a)                                        21,905
                                                  9,800  Shuffle Master, Inc. (a)                                         350,252
                                                  4,600  WMS Industries, Inc. (a)                                         138,460
                                                                                                                    -------------
                                                                                                                        2,071,730
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                  1,500  American Vanguard Corp.                                           45,825
                                                  7,100  Arch Chemicals, Inc.                                             215,840
                                                  4,200  Balchem Corp.                                                     96,894
                                                 10,100  CF Industries Holdings, Inc.                                     171,599
                                                  5,400  Cabot Microelectronics Corp. (a)                                 200,340
                                                 11,600  Calgon Carbon Corp.                                               71,340
                                                  7,800  Cambrex Corp.                                                    152,412
                                                 10,000  EnerSys (a)                                                      138,000
                                                  6,600  Energy Conversion Devices, Inc. (a)                              324,588
                                                  9,300  Georgia Gulf Corp.                                               241,707

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 27,700  Hercules, Inc. (a)                                         $     382,260
                                                  1,500  Innospec, Inc.                                                    38,445
                                                  6,700  MacDermid, Inc.                                                  215,405
                                                  2,700  Medis Technologies Ltd. (a)                                       62,991
                                                    400  NL Industries, Inc.                                                4,252
                                                  3,000  NewMarket Corp.                                                  142,770
                                                  3,800  Nuco2, Inc. (a)                                                  120,612
                                                  6,200  OM Group, Inc. (a)                                               142,600
                                                  3,600  Pioneer Cos., Inc. (a)                                           109,800
                                                 19,600  PolyOne Corp. (a)                                                182,672
                                                  9,400  Schulman A, Inc.                                                 232,650
                                                  4,400  Senomyx, Inc. (a)                                                 72,424
                                                    100  Stepan Co.                                                         2,955
                                                  5,000  Tronox, Inc. Class A                                              84,800
                                                 10,000  UAP Holding Corp.                                                215,000
                                                  4,900  Ultralife Batteries, Inc. (a)                                     62,965
                                                  4,900  Valence Technology, Inc. (a)                                      12,054
                                                 14,700  WR Grace & Co. (a)                                               195,510
                                                  2,500  Westlake Chemical Corp.                                           86,375
                                                                                                                    -------------
                                                                                                                        4,025,085
---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                       6,500  Alpha Natural Resources, Inc. (a)                                150,410
                                                  5,200  Foundation Coal Holdings, Inc.                                   213,928
                                                  3,800  James River Coal Co. (a)                                         129,086
                                                                                                                    -------------
                                                                                                                          493,424
---------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%            7,100  Arbitron, Inc.                                                   240,122
                                                112,000  CMGI, Inc. (a)                                                   165,760
                                                 10,100  infoUSA, Inc.                                                    131,098
                                                  2,400  LECG Corp. (a)                                                    46,248
                                                  5,600  ProQuest Co. (a)                                                 119,784
                                                  4,900  Sourcecorp (a)                                                   118,139
                                                                                                                    -------------
                                                                                                                          821,151
---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                    16,200  Entravision Communications Corp. Class A (a)                     148,392
                                                 55,100  Gemstar-TV Guide International, Inc. (a)                         170,259
                                                                                                                    -------------
                                                                                                                          318,651
---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.8%                102,200  3Com Corp. (a)                                                   523,264
                                                 17,400  Adtran, Inc.                                                     455,532
                                                 12,600  Airspan Networks, Inc. (a)                                        85,050
                                                  3,200  Anaren, Inc. (a)                                                  62,304
                                                  8,800  Anixter International, Inc.                                      420,464
                                                  4,300  Arbinet-Thexchange, Inc. (a)                                      31,648
                                                 10,200  Atheros Communications, Inc. (a)                                 267,138
                                                 13,100  Avocent Corp. (a)                                                415,794
                                                  2,100  Bel Fuse, Inc.                                                    73,563
                                                  5,000  Black Box Corp.                                                  240,250
                                                 19,400  Broadwing Corp. (a)                                              285,956
                                                 66,800  Brocade Communications Systems, Inc. (a)                         446,224
                                                 14,000  CSG Systems International, Inc. (a)                              325,640
                                                  1,600  Catapult Communications Corp. (a)                                 21,280
                                                136,000  Ciena Corp. (a)                                                  708,560
                                                 12,300  CommScope, Inc. (a)                                              351,165
                                                  5,000  Comtech Telecommunications Corp. (a)                             145,850
                                                  7,700  Digi International, Inc. (a)                                      89,859
                                                 10,200  Ditech Communications Corp. (a)                                  106,590

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,900  Echelon Corp. (a)                                          $      46,256
                                                  1,300  EndWare Corp. (a)                                                 19,097
                                                 18,500  Entrust, Inc. (a)                                                 83,250
                                                 34,100  Extreme Networks, Inc. (a)                                       171,182
                                                 31,500  Finisar Corp. (a)                                                155,925
                                                 32,400  Foundry Networks, Inc. (a)                                       588,384
                                                 21,000  Glenayre Technologies, Inc. (a)                                  110,250
                                                 16,000  Harmonic, Inc. (a)                                               101,920
                                                  5,000  InPhonic, Inc. (a)                                                34,950
                                                  6,300  Inter-Tel, Inc.                                                  135,072
                                                 11,400  InterVoice, Inc. (a)                                              98,154
                                                  7,200  Ixia (a)                                                         102,672
                                                  6,500  j2 Global Communications, Inc. (a)                               305,500
                                                  8,800  Netgear, Inc. (a)                                                167,288
                                                  8,700  Novatel Wireless, Inc. (a)                                        77,865
                                                  2,228  Oplink Communications, Inc. (a)                                   38,633
                                                 12,700  Redback Networks, Inc. (a)                                       275,463
                                                  8,600  Seachange International, Inc. (a)                                 66,822
                                                 11,850  Secure Computing Corp. (a)                                       136,749
                                                 58,600  Sonus Networks, Inc. (a)                                         321,128
                                                  6,100  Standard Microsystems Corp. (a)                                  158,478
                                                 37,300  Sycamore Networks, Inc. (a)                                      175,310
                                                  2,800  Syniverse Holdings, Inc. (a)                                      44,240
                                                 56,400  TIBCO Software, Inc. (a)                                         471,504
                                                  7,950  Talx Corp.                                                       226,416
                                                 15,400  Tekelec (a)                                                      212,982
                                                  5,400  Telkonet, Inc. (a)                                                22,950
                                                  5,200  Terremark Worldwide, Inc. (a)                                     44,200
                                                  1,600  Ulticom, Inc. (a)                                                 17,200
                                                 27,100  Utstarcom, Inc. (a)                                              170,459
                                                  4,300  Viasat, Inc. (a)                                                 123,195
                                                  7,600  WebEx Communications, Inc. (a)                                   255,892
                                                 17,600  Westell Technologies, Inc. Class A (a)                            71,632
                                                 20,100  Zhone Technologies, Inc. (a)                                      53,466
                                                                                                                    -------------
                                                                                                                       10,140,615
---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                     15,500  AMICAS, Inc. (a)                                                  73,160
Systems - 4.2%                                   23,300  Acxiom Corp.                                                     602,072
                                                 16,700  Agile Software Corp. (a)                                         127,421
                                                  6,700  Altiris, Inc. (a)                                                147,467
                                                  1,600  American Reprographics Co. (a)                                    55,504
                                                    900  Ansoft Corp. (a)                                                  37,521
                                                  7,100  Ansys, Inc. (a)                                                  384,465
                                                  6,300  Anteon International Corp. (a)                                   343,728
                                                 10,400  Applied Digital Solutions, Inc. (a)                               29,952
                                                 13,600  Ariba, Inc. (a)                                                  133,008
                                                  6,000  AsiaInfo Holdings, Inc. (a)                                       30,000
                                                  7,400  Aspen Technology, Inc. (a)                                        93,610
                                                  5,000  Audible, Inc. (a)                                                 52,550
                                                 43,800  BearingPoint, Inc. (a)                                           371,862
                                                  1,100  Blackbaud, Inc.                                                   23,309
                                                  5,500  Blackboard, Inc. (a)                                             156,255
                                                  2,100  Blue Coat Systems, Inc. (a)                                       45,654
                                                 17,100  Borland Software Corp. (a)                                        92,340

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,500  Bottomline Technologies, Inc. (a)                          $      61,785
                                                  2,300  COMSYS IT Partners, Inc. (a)                                      25,047
                                                 10,500  Ciber, Inc. (a)                                                   66,990
                                                  1,400  Click Commerce, Inc. (a)                                          33,516
                                                  5,500  Concur Technologies, Inc. (a)                                    101,915
                                                  6,600  Covansys Corp. (a)                                               113,454
                                                  9,400  Dendrite International, Inc. (a)                                 128,310
                                                  8,200  Digital River, Inc. (a)                                          357,602
                                                 24,400  Digitas, Inc. (a)                                                351,360
                                                  4,800  EPIQ Systems, Inc. (a)                                            91,200
                                                  3,000  eCollege.com, Inc. (a)                                            56,520
                                                 14,900  Electronics for Imaging, Inc. (a)                                416,753
                                                  2,400  Emageon, Inc. (a)                                                 40,776
                                                 14,500  Epicor Software Corp. (a)                                        194,735
                                                  3,500  Equinix, Inc. (a)                                                224,770
                                                 11,600  Gartner, Inc. Class A (a)                                        161,820
                                                    900  iGate Corp. (a)                                                    5,310
                                                  6,900  Infocrossing, Inc. (a)                                            83,145
                                                 23,700  Informatica Corp. (a)                                            368,535
                                                  1,400  Integral Systems, Inc.                                            37,786
                                                  7,200  Internet Capital Group, Inc. (a)                                  67,824
                                                 10,700  Internet Security Systems, Inc. (a)                              256,586
                                                  3,800  InterVideo, Inc. (a)                                              41,268
                                                 12,900  Interwoven, Inc. (a)                                             115,971
                                                  8,600  JDA Software Group, Inc. (a)                                     124,184
                                                  5,900  Jupitermedia Corp. (a)                                           106,082
                                                  5,200  Kanbay International, Inc. (a)                                    79,352
                                                 14,200  Keane, Inc. (a)                                                  223,650
                                                  6,500  Keynote Systems, Inc. (a)                                         74,360
                                                 18,900  Lawson Software, Inc. (a)                                        144,963
                                                 13,200  Lionbridge Technologies, Inc. (a)                                104,412
                                                  3,600  MRO Software, Inc. (a)                                            57,456
                                                 13,800  Macrovision Corp. (a)                                            305,670
                                                  6,900  Magma Design Automation, Inc. (a)                                 59,685
                                                  8,300  Manhattan Associates, Inc. (a)                                   182,600
                                                  3,100  Mantech International Corp. Class A (a)                          102,982
                                                  6,900  MapInfo Corp. (a)                                                 96,738
                                                  9,300  Matrixone, Inc. (a)                                               66,588
                                                 17,700  Mentor Graphics Corp. (a)                                        195,585
                                                  4,300  Mercury Computer Systems, Inc. (a)                                69,660
                                                  4,100  Merge Technologies, Inc. (a)                                      65,395
                                                  4,300  MicroStrategy, Inc. Class A (a)                                  452,747
                                                 10,100  Micros Systems, Inc. (a)                                         465,307
                                                  8,100  Motive, Inc. (a)                                                  31,590
                                                  2,500  Ness Technologies, Inc. (a)                                       31,475
                                                 11,500  NetIQ Corp. (a)                                                  128,225
                                                  3,200  NetScout Systems, Inc. (a)                                        29,120
                                                 21,100  Nuance Communications, Inc. (a)                                  249,191
                                                  5,800  Open Solutions, Inc. (a)                                         158,398
                                                 20,400  Openwave Systems, Inc. (a)                                       440,232
                                                 15,600  Opsware, Inc. (a)                                                133,692
                                                  2,400  PAR Technology Corp. (a)                                          42,576
                                                  3,400  PDF Solutions, Inc. (a)                                           64,328
                                                  8,600  Packeteer, Inc. (a)                                               99,760

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 28,720  Parametric Technology Corp. (a)                            $     468,997
                                                    100  Pegasystems, Inc. (a)                                                816
                                                 10,300  Progress Software Corp. (a)                                      299,627
                                                    700  QAD, Inc.                                                          5,236
                                                 17,700  Quest Software, Inc. (a)                                         295,590
                                                 25,000  RealNetworks, Inc. (a)                                           206,250
                                                  1,100  RightNow Technologies, Inc. (a)                                   17,457
                                                  3,100  SI International, Inc. (a)                                       108,965
                                                  3,300  SPSS, Inc. (a)                                                   104,478
                                                    800  SSA Global Technologies, Inc. (a)                                 12,824
                                                  8,300  SYKES Enterprises, Inc. (a)                                      117,694
                                                    900  SYNNEX Corp. (a)                                                  16,704
                                                  5,500  SafeNet, Inc. (a)                                                145,640
                                                 17,800  Sapient Corp. (a)                                                135,814
                                                 16,600  SonicWALL, Inc. (a)                                              117,694
                                                  8,700  Stellent, Inc.                                                   103,182
                                                 13,800  SupportSoft, Inc. (a)                                             61,134
                                                    500  Syntel, Inc.                                                       9,460
                                                 10,400  Transaction Systems Architects, Inc. Class A (a)                 324,584
                                                 11,900  Trizetto Group (a)                                               209,321
                                                  6,200  Tyler Technologies, Inc. (a)                                      68,200
                                                  7,000  Ultimate Software Group, Inc. (a)                                180,950
                                                  7,600  Vasco Data Security International, Inc. (a)                       61,788
                                                  5,400  VeriFone Holdings, Inc. (a)                                      163,566
                                                  3,900  Verint Systems, Inc. (a)                                         137,943
                                                  8,600  Vignette Corp. (a)                                               126,850
                                                 16,200  webMethods, Inc. (a)                                             136,404
                                                 11,200  Websense, Inc. (a)                                               308,896
                                                 16,600  Wind River Systems, Inc. (a)                                     206,670
                                                  7,900  Witness Systems, Inc. (a)                                        200,660
                                                  9,500  Zoran Corp. (a)                                                  207,860
                                                                                                                    -------------
                                                                                                                       15,150,113
---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.7%                       23,900  Adaptec, Inc. (a)                                                132,167
                                                 13,400  Advanced Digital Information Corp. (a)                           117,652
                                                 13,800  Dot Hill Systems Corp. (a)                                        97,980
                                                 19,900  Emulex Corp. (a)                                                 340,091
                                                  3,100  FalconStor Software, Inc. (a)                                     29,295
                                                  4,300  Fargo Electronics, Inc. (a)                                       72,713
                                                 11,000  Filenet Corp. (a)                                                297,220
                                                 60,100  Gateway, Inc. (a)                                                131,619
                                                  7,000  Hutchinson Technology, Inc. (a)                                  211,190
                                                  9,200  Imation Corp.                                                    394,772
                                                  7,900  Intergraph Corp. (a)                                             329,114
                                                 11,500  Intermec, Inc. (a)                                               350,865
                                                  7,800  Komag, Inc. (a)                                                  371,280
                                                 16,700  Lexar Media, Inc. (a)                                            143,286
                                                 60,500  Maxtor Corp. (a)                                                 578,380
                                                 26,400  McData Corp. (a)                                                 121,968
                                                  4,900  Mobility Electronics, Inc. (a)                                    40,817
                                                 22,200  Palm, Inc. (a)                                                   514,152
                                                 18,300  Perot Systems Corp. Class A (a)                                  284,748

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  9,000  Phoenix Technologies Ltd. (a)                              $      61,020
                                                 38,600  Quantum Corp. (a)                                                144,364
                                                 19,300  RSA Security, Inc. (a)                                           346,242
                                                  7,300  Radiant Systems, Inc. (a)                                         98,696
                                                  6,200  Radisys Corp. (a)                                                123,070
                                                  3,300  Rimage Corp. (a)                                                  74,514
                                                  3,400  Stratasys, Inc. (a)                                              100,232
                                                  6,700  Synaptics, Inc. (a)                                              147,333
                                                 14,200  Trident Microsystems, Inc. (a)                                   412,652
                                                                                                                    -------------
                                                                                                                        6,067,432
---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                               3,063  Brookfield Homes Corp.                                           158,847
                                                  6,400  EMCOR Group, Inc. (a)                                            317,824
                                                  9,600  Granite Construction, Inc.                                       467,328
                                                  3,400  Perini Corp. (a)                                                 103,258
                                                  7,100  Washington Group International, Inc. (a)                         407,469
                                                                                                                    -------------
                                                                                                                        1,454,726
---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                       1,275  Alloy, Inc. (a)                                                   17,098
                                                  5,500  Atari Inc. (a)                                                     3,520
                                                 34,200  CNET Networks, Inc. (a)                                          485,982
                                                  5,300  DTS, Inc. (a)                                                    104,198
                                                 34,400  Earthlink, Inc. (a)                                              328,520
                                                  9,200  Infospace, Inc. (a)                                              257,140
                                                  9,900  Ipass, Inc. (a)                                                   79,299
                                                  8,700  iVillage, Inc. (a)                                                73,167
                                                  5,400  LoJack Corp. (a)                                                 129,492
                                                  2,800  Midway Games, Inc. (a)                                            25,816
                                                  4,700  NIC, Inc. (a)                                                     28,811
                                                  4,000  Navarre Corp. (a)                                                 17,160
                                                 10,100  NetFlix, Inc. (a)                                                292,799
                                                  5,200  Sohu.com, Inc. (a)                                               138,788
                                                 15,900  THQ, Inc. (a)                                                    411,651
                                                 13,900  United Online, Inc.                                              178,754
                                                  1,800  Universal Electronics, Inc. (a)                                   31,860
                                                  3,300  WebSideStory, Inc. (a)                                            56,727
                                                                                                                    -------------
                                                                                                                        2,660,782
---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                          7,800  Blyth, Inc.                                                      163,956
                                                  4,400  CNS, Inc.                                                         94,776
                                                    600  CSS Industries, Inc.                                              19,644
                                                  1,900  Citi Trends, Inc. (a)                                             75,544
                                                 16,800  Jarden Corp. (a)                                                 551,880
                                                  3,000  Mannatech, Inc.                                                   52,140
                                                  7,200  Matthews International Corp. Class A                             275,472
                                                  7,500  Nautilus, Inc.                                                   112,125
                                                  7,500  Oakley, Inc.                                                     127,650
                                                  7,800  Playtex Products, Inc. (a)                                        81,666
                                                  4,100  RC2 Corp. (a)                                                    163,221
                                                 12,000  The Topps Co., Inc.                                              105,240
                                                 14,800  Tupperware Corp.                                                 304,732
                                                  3,000  USANA Health Sciences, Inc. (a)                                  125,160
                                                  1,600  Water Pik Technologies, Inc. (a)                                  44,336
                                                 12,400  Yankee Candle Co., Inc.                                          339,388
                                                                                                                    -------------
                                                                                                                        2,636,930
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                           3,500  Greif, Inc.                                                $     239,470
Metals & Glass - 0.2%                             8,600  Mobile Mini, Inc. (a)                                            265,912
                                                  4,400  Silgan Holdings, Inc.                                            176,748
                                                                                                                    -------------
                                                                                                                          682,130
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                          10,800  Graphic Packaging Corp. (a)                                       22,356
Paper & Plastic - 0.0%                            4,700  Myers Industries, Inc.                                            75,153
                                                                                                                    -------------
                                                                                                                           97,509
---------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                     8,100  Mueller Industries, Inc.                                         289,089
---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                  5,300  Elizabeth Arden, Inc. (a)                                        123,596
                                                 15,500  Nu Skin Enterprises, Inc. Class A                                271,715
                                                  2,100  Parlux Fragrances, Inc. (a)                                       67,725
                                                 34,055  Revlon, Inc. Class A (a)                                         107,614
                                                                                                                    -------------
                                                                                                                          570,650
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%             8,600  Euronet Worldwide, Inc. (a)                                      325,338
                                                 12,500  F.N.B. Corp.                                                     213,750
                                                  3,800  Greenhill & Co., Inc.                                            251,218
                                                    900  Huron Consulting Group, Inc. (a)                                  27,261
                                                  8,000  Jones Lang LaSalle, Inc.                                         612,320
                                                 13,700  The Nasdaq Stock Market, Inc. (a)                                548,548
                                                  9,100  USI Holdings Corp. (a)                                           146,783
                                                                                                                    -------------
                                                                                                                        2,125,218
---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.8%        12,200  Acuity Brands, Inc.                                              488,000
                                                  9,400  Armor Holdings, Inc. (a)                                         547,926
                                                  5,300  Barnes Group, Inc.                                               214,650
                                                  9,400  Brady Corp.                                                      352,124
                                                 11,900  Clarcor, Inc.                                                    423,640
                                                 19,500  Hexcel Corp. (a)                                                 428,415
                                                 16,200  Olin Corp.                                                       347,814
                                                  5,300  Tredegar Corp.                                                    84,323
                                                                                                                    -------------
                                                                                                                        2,886,892
---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%               14,100  Casey's General Stores, Inc.                                     322,467
                                                  3,800  Great Atlantic & Pacific Tea Co. (a)                             132,734
                                                  4,900  Ingles Markets, Inc. Class A                                      87,318
                                                  7,000  Longs Drug Stores Corp.                                          323,960
                                                  4,000  Nash Finch Co.                                                   119,600
                                                  9,100  Pathmark Stores, Inc. (a)                                         95,186
                                                  7,400  Ruddick Corp.                                                    179,894
                                                  1,600  Smart & Final, Inc. (a)                                           26,224
                                                  6,700  Spartan Stores, Inc.                                              85,425
                                                  2,800  Weis Markets, Inc.                                               124,796
                                                  8,500  Wild Oats Markets, Inc. (a)                                      172,805
                                                                                                                    -------------
                                                                                                                        1,670,409
---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.8%                    5,425  AVANIR Pharmaceuticals Class A (a)                                79,314
                                                 11,800  Adolor Corp. (a)                                                 280,840
                                                 24,100  Alkermes, Inc. (a)                                               531,405
                                                  8,700  Alpharma, Inc. Class A                                           233,334
                                                 27,300  Amylin Pharmaceuticals, Inc. (a)                               1,336,335
                                                 19,500  Andrx Corp. (a)                                                  462,930
                                                  8,400  Atherogenics Inc. (a)                                            137,088
                                                  3,100  Bentley Pharmaceuticals, Inc. (a)                                 40,765
                                                 18,300  BioMarin Pharmaceuticals, Inc. (a)                               245,586
                                                  9,800  CV Therapeutics, Inc. (a)                                        216,384

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                    400  Caraco Pharmaceutical Laboratories Ltd. (a)                $       5,200
                                                  5,000  Chattem, Inc. (a)                                                188,250
                                                  7,800  Connetics Corp. (a)                                              132,054
                                                 17,800  Dendreon Corp. (a)                                                83,838
                                                 11,900  Durect Corp. (a)                                                  75,684
                                                  6,100  Dusa Pharmaceuticals, Inc. (a)                                    43,066
                                                  5,600  Enzo Biochem, Inc. (a)                                            75,600
                                                  7,800  First Horizon Pharmaceutical Corp. (a)                           196,638
                                                    100  GTx, Inc. (a)                                                      1,092
                                                  2,850  Hi-Tech Pharmacal Co., Inc. (a)                                   80,370
                                                  7,900  Immunogen, Inc. (a)                                               34,286
                                                  8,700  Inspire Pharmaceuticals, Inc. (a)                                 45,501
                                                 18,000  Isis Pharmaceuticals, Inc. (a)                                   162,180
                                                  5,200  Ista Pharmaceuticals, Inc. (a)                                    33,020
                                                  7,900  KV Pharmaceutical Co. Class A (a)                                190,548
                                                 18,800  MGI Pharma, Inc. (a)                                             329,000
                                                 29,700  Medarex, Inc. (a)                                                392,634
                                                 13,600  Medicines Co. (a)                                                279,752
                                                 12,800  Medicis Pharmaceutical Corp. Class A                             417,280
                                                 22,200  Nektar Therapeutics (a)                                          452,436
                                                  2,900  Neopharm, Inc. (a)                                                24,244
                                                  2,000  New River Pharmaceuticals, Inc. (a)                               66,420
                                                  4,900  NitroMed, Inc. (a)                                                41,160
                                                  6,500  Noven Pharmaceuticals, Inc. (a)                                  117,065
                                                  9,600  Onyx Pharmaceuticals, Inc. (a)                                   252,096
                                                  4,200  Pain Therapeutics, Inc. (a)                                       45,654
                                                  7,600  Par Pharmaceutical Cos., Inc. (a)                                214,168
                                                  7,100  Penwest Pharmaceuticals Co. (a)                                  153,999
                                                 22,700  Perrigo Co.                                                      370,237
                                                  6,900  Pharmion Corp. (a)                                               124,338
                                                  4,000  Pozen, Inc. (a)                                                   66,800
                                                  6,900  Regeneron Pharmaceuticals, Inc. (a)                              114,747
                                                  3,700  Renovis, Inc. (a)                                                 78,884
                                                  4,100  SFBC International, Inc. (a)                                      99,958
                                                 10,100  Salix Pharmaceuticals Ltd. (a)                                   166,751
                                                 15,300  SuperGen, Inc. (a)                                                86,904
                                                  5,100  United Therapeutics Corp. (a)                                    338,028
                                                 26,000  Vertex Pharmaceuticals, Inc. (a)                                 951,340
                                                                                                                    -------------
                                                                                                                       10,095,203
---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                         7,400  Bright Horizons Family Solutions, Inc. (a)                       286,602
                                                 24,100  Corinthian Colleges, Inc. (a)                                    347,040
                                                 13,600  DeVry, Inc. (a)                                                  309,672
                                                  3,000  Educate, Inc. (a)                                                 25,560
                                                    500  Learning Tree International, Inc. (a)                              6,060
                                                    800  Renaissance Learning, Inc.                                        14,400
                                                  4,000  Strayer Education, Inc.                                          409,040
                                                  4,800  Universal Technical Institute, Inc. (a)                          144,480
                                                                                                                    -------------
                                                                                                                        1,542,854
---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%                   9,600  Benchmark Electronics, Inc. (a)                                  368,160
                                                  4,300  LeCroy Corp. (a)                                                  67,295
                                                  4,900  OSI Systems, Inc. (a)                                            103,537
                                                  9,400  Plexus Corp. (a)                                                 353,158

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  6,300  Power Integrations, Inc. (a)                               $     156,114
                                                 12,800  TTM Technologies, Inc. (a)                                       185,472
                                                  7,400  Universal Display Corp. (a)                                      106,412
                                                                                                                    -------------
                                                                                                                        1,340,148
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.9%          5,200  AO Smith Corp.                                                   274,560
                                                  9,600  American Superconductor Corp. (a)                                108,960
                                                  7,100  Baldor Electric Co.                                              240,477
                                                  7,200  CTS Corp.                                                         96,336
                                                  6,600  Cohu, Inc.                                                       140,052
                                                  1,600  Color Kinetics, Inc. (a)                                          33,888
                                                  6,300  Franklin Electric Co., Inc.                                      344,295
                                                  8,700  General Cable Corp. (a)                                          263,871
                                                  6,600  Genlyte Group, Inc. (a)                                          449,724
                                                  6,500  Littelfuse, Inc. (a)                                             221,845
                                                  7,000  MKS Instruments, Inc. (a)                                        164,010
                                                  3,100  Powell Industries, Inc. (a)                                       67,518
                                                 15,000  Power-One, Inc. (a)                                              108,000
                                                  5,200  Sonic Solutions, Inc. (a)                                         94,172
                                                  8,200  Spatialight, Inc. (a)                                             28,372
                                                 17,100  Taser International, Inc. (a)                                    180,234
                                                  8,100  Technitrol, Inc.                                                 194,238
                                                  4,700  Triumph Group, Inc. (a)                                          208,022
                                                                                                                    -------------
                                                                                                                        3,218,574
---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%           18,900  Maytag Corp.                                                     403,137
                                                    500  National Presto Industries, Inc.                                  24,585
                                                                                                                    -------------
                                                                                                                          427,722
---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                               19,100  Aeroflex, Inc. (a)                                               262,243
                                                  8,400  Agilysys, Inc.                                                   126,504
                                                  2,700  Daktronics, Inc.                                                  98,550
                                                  4,500  II-VI, Inc. (a)                                                   81,405
                                                 20,600  Kopin Corp. (a)                                                  103,206
                                                 18,200  MRV Communications, Inc. (a)                                      74,620
                                                  6,800  Methode Electronics, Inc.                                         74,052
                                                  1,200  Multi-Fineline Electronix, Inc. (a)                               70,188
                                                  6,100  Park Electrochemical Corp.                                       179,950
                                                 17,000  Semtech Corp. (a)                                                304,130
                                                  3,500  Supertex, Inc. (a)                                               131,670
                                                                                                                    -------------
                                                                                                                        1,506,518
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                         3,700  Faro Technologies, Inc. (a)                                       52,725
Gauges & Meters - 0.2%                            6,200  Itron, Inc. (a)                                                  371,070
                                                  1,700  Keithley Instruments, Inc.                                        26,112
                                                  2,100  Measurement Specialties, Inc. (a)                                 54,915
                                                  4,000  Metrologic Instruments, Inc. (a)                                  92,520
                                                                                                                    -------------
                                                                                                                          597,342
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.1%               4,100  Analogic Corp.                                                   271,420
                                                  4,600  Aspect Medical Systems, Inc. (a)                                 126,224
                                                  4,900  Bruker BioSciences Corp. (a)                                      26,460
                                                  3,800  Candela Corp. (a)                                                 82,080
                                                  2,100  Datascope Corp.                                                   83,076
                                                  7,700  EPIX Pharmaceuticals, Inc. (a)                                    26,950
                                                 11,500  eResearch Technology, Inc. (a)                                   165,485
                                                  4,500  Greatbatch, Inc. (a)                                              98,595
                                                  5,800  Haemonetics Corp. (a)                                            294,466
                                                 10,100  HealthTronics, Inc. (a)                                           83,527

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 11,800  Hologic, Inc. (a)                                          $     653,130
                                                 10,600  Illumina, Inc. (a)                                               251,750
                                                  4,400  IntraLase Corp. (a)                                              102,080
                                                  9,000  Intuitive Surgical, Inc. (a)                                   1,062,000
                                                  4,500  Luminex Corp. (a)                                                 66,870
                                                  2,100  Neurometrix, Inc. (a)                                             81,774
                                                  4,400  Quality Systems, Inc.                                            145,640
                                                  3,300  Somanetics Corp. (a)                                              72,864
                                                  5,500  TriPath Imaging, Inc. (a)                                         38,390
                                                  3,300  Zoll Medical Corp. (a)                                            86,922
                                                                                                                    -------------
                                                                                                                        3,819,703
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                     9,000  AMIS Holdings, Inc. (a)                                           81,540
Components - 3.1%                                 8,100  Actel Corp. (a)                                                  129,114
                                                 21,400  Amkor Technology, Inc. (a)                                       184,896
                                                 70,900  Applied Micro Circuits Corp. (a)                                 288,563
                                                 97,900  Atmel Corp. (a)                                                  462,088
                                                  9,300  Bell Microproducts, Inc. (a)                                      57,288
                                                 24,300  Cirrus Logic, Inc. (a)                                           206,064
                                                126,900  Conexant Systems, Inc. (a)                                       437,805
                                                 31,600  Cypress Semiconductor Corp. (a)                                  535,620
                                                  8,200  DSP Group, Inc. (a)                                              237,882
                                                  4,500  Diodes, Inc. (a)                                                 186,750
                                                 12,300  Exar Corp. (a)                                                   175,644
                                                  2,100  Excel Technology, Inc. (a)                                        61,887
                                                 28,400  Fairchild Semiconductor International, Inc. (a)                  541,588
                                                  7,400  Formfactor, Inc. (a)                                             290,968
                                                  9,200  Genesis Microchip, Inc. (a)                                      156,768
                                                  4,400  IXYS Corp. (a)                                                    40,568
                                                 53,100  Integrated Device Technology, Inc. (a)                           789,066
                                                 11,400  Integrated Silicon Solutions, Inc. (a)                            75,696
                                                  5,600  International DisplayWorks, Inc. (a)                              36,680
                                                 24,400  Lattice Semiconductor Corp. (a)                                  162,504
                                                  1,900  Leadis Technology, Inc. (a)                                       10,792
                                                 13,100  MIPS Technologies, Inc. (a)                                       97,726
                                                 15,300  Micrel, Inc. (a)                                                 226,746
                                                 14,500  Microsemi Corp. (a)                                              422,095
                                                 15,600  Microtune, Inc. (a)                                               81,432
                                                  2,500  Monolithic Power Systems, Inc. (a)                                46,600
                                                  1,800  Netlogic Microsystems, Inc. (a)                                   74,178
                                                 40,500  ON Semiconductor Corp. (a)                                       294,030
                                                 13,100  Omnivision Technologies, Inc. (a)                                395,620
                                                  3,900  PLX Technology, Inc. (a)                                          48,945
                                                 43,100  PMC-Sierra, Inc. (a)                                             529,699
                                                  9,500  Pericom Semiconductor Corp. (a)                                   93,670
                                                  9,300  Pixelworks, Inc. (a)                                              46,221
                                                  4,700  Portalplayer, Inc. (a)                                           104,481
                                                 44,100  RF Micro Devices, Inc. (a)                                       381,465
                                                 23,600  Rambus, Inc. (a)                                                 928,424
                                                  9,800  Sigmatel, Inc. (a)                                                85,652
                                                 18,400  Silicon Image, Inc. (a)                                          189,704
                                                 11,500  Silicon Laboratories, Inc. (a)                                   631,925
                                                 18,400  Silicon Storage Technology, Inc. (a)                              80,592

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  9,800  Sirf Technology Holdings, Inc. (a)                         $     347,018
                                                 37,100  Skyworks Solutions, Inc. (a)                                     251,909
                                                  2,200  Sunpower Corp. Class A (a)                                        83,952
                                                 10,400  Tessera Technologies, Inc. (a)                                   333,632
                                                 16,400  Transwitch Corp. (a)                                              42,640
                                                 29,500  Triquint Semiconductor, Inc. (a)                                 145,140
                                                  1,400  Virage Logic Corp. (a)                                            15,106
                                                 47,000  Vitesse Semiconductor Corp. (a)                                  168,260
                                                  2,300  Volterra Semiconductor Corp. (a)                                  43,907
                                                                                                                    -------------
                                                                                                                       11,340,540
---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                    2,200  3D Systems Corp. (a)                                              47,014
                                                  2,600  American Science & Engineering, Inc. (a)                         242,840
                                                  7,900  Checkpoint Systems, Inc. (a)                                     212,352
                                                  7,000  Coherent, Inc. (a)                                               245,770
                                                  2,500  Cubic Corp.                                                       59,850
                                                  8,722  DRS Technologies, Inc.                                           478,576
                                                  5,000  EDO Corp.                                                        154,250
                                                  3,400  Essex Corp. (a)                                                   74,868
                                                  4,800  Herley Industries, Inc. (a)                                      100,224
                                                 25,400  Identix, Inc. (a)                                                202,184
                                                  4,500  Innovative Solutions & Support, Inc. (a)                          58,500
                                                 12,000  Intermagnetics General Corp. (a)                                 300,600
                                                  3,700  Ionatron, Inc. (a)                                                49,987
                                                 19,400  Kemet Corp. (a)                                                  183,718
                                                  3,400  LaBarge, Inc. (a)                                                 50,830
                                                  3,700  Scansource, Inc. (a)                                             223,517
                                                    800  Sypris Solutions, Inc.                                             7,544
                                                                                                                    -------------
                                                                                                                        2,692,624
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                           6,400  Global Power Equipment Group, Inc. (a)                            24,640
                                                 13,500  Plug Power, Inc. (a)                                              67,500
                                                                                                                    -------------
                                                                                                                           92,140
---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                       2,100  Crosstex Energy, Inc.                                            162,645
                                                  7,500  Evergreen Solar, Inc. (a)                                        115,500
                                                 13,800  FuelCell Energy, Inc. (a)                                        158,286
                                                  5,000  Holly Corp.                                                      370,600
                                                 16,300  KFX, Inc. (a)                                                    296,660
                                                    200  Markwest Hydrocarbon, Inc.                                         4,580
                                                    200  Ormat Technologies, Inc.                                           7,620
                                                  4,100  Penn Virginia Corp.                                              291,100
                                                 11,400  Syntroleum Corp. (a)                                              94,278
                                                  9,750  Tetra Technologies, Inc. (a)                                     458,640
                                                  9,500  Veritas DGC, Inc. (a)                                            431,205
                                                                                                                    -------------
                                                                                                                        2,391,114
---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.4%         4,500  Clean Harbors, Inc. (a)                                          133,515
                                                 10,800  Dycom Industries, Inc. (a)                                       229,500
                                                  1,700  Infrasource Services, Inc. (a)                                    29,257
                                                  3,400  Layne Christensen Co. (a)                                        113,968
                                                 31,400  Quanta Services, Inc. (a)                                        503,028
                                                  9,500  URS Corp. (a)                                                    382,375
                                                                                                                    -------------
                                                                                                                        1,391,643
---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                              4,100  Carmike Cinemas, Inc.                                             98,933
                                                    300  Dover Motorsports, Inc.                                            1,647
                                                 10,800  Gaylord Entertainment Co. (a)                                    490,104

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  2,500  Lodgenet Entertainment Corp. (a)                           $      38,950
                                                  7,000  Movie Gallery, Inc.                                               21,140
                                                  3,000  Speedway Motorsports, Inc.                                       114,630
                                                    840  Triple Crown Media, Inc. (a)                                       4,956
                                                                                                                    -------------
                                                                                                                          770,360
---------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                               26,300  Terra Industries, Inc. (a)                                       185,415
---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                          4,900  Accredited Home Lenders Holding Co. (a)                          250,782
                                                  3,300  Asta Funding, Inc.                                               109,758
                                                    700  Delta Financial Corp.                                              6,685
                                                  1,800  International Securities Exchange, Inc.                           74,970
                                                    300  United PanAm Financial Corp. (a)                                   9,270
                                                  5,800  World Acceptance Corp. (a)                                       158,920
                                                                                                                    -------------
                                                                                                                          610,385
---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                       15,900  Advance America, Cash Advance Centers, Inc.                      228,642
                                                  2,700  Encore Capital Group, Inc. (a)                                    39,825
                                                    300  QC Holdings, Inc. (a)                                              3,789
                                                                                                                    -------------
                                                                                                                          272,256
---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                         4,300  Advent Software, Inc. (a)                                        122,206
Services & Systems - 0.8%                         5,800  CompuCredit Corp. (a)                                            213,498
                                                  4,100  Cybersource Corp. (a)                                             45,756
                                                  9,700  Digital Insight Corp. (a)                                        353,080
                                                 10,100  eFunds Corp. (a)                                                 260,984
                                                  3,100  eSpeed, Inc. Class A (a)                                          24,707
                                                 10,500  Hypercom Corp. (a)                                                97,650
                                                  3,700  iPayment, Inc. (a)                                               158,545
                                                 19,900  Jack Henry & Associates, Inc.                                    455,113
                                                  6,100  John H. Harland Co.                                              239,730
                                                  8,500  Kronos, Inc. (a)                                                 317,815
                                                  3,500  Online Resources Corp. (a)                                        45,500
                                                 16,200  PRG-Schultz International, Inc. (a)                                9,878
                                                  2,200  TNS, Inc. (a)                                                     46,596
                                                  6,900  TradeStation Group, Inc. (a)                                      95,358
                                                 10,400  Wright Express Corp. (a)                                         291,720
                                                                                                                    -------------
                                                                                                                        2,778,136
---------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%             3,100  Bankrate, Inc. (a)                                               135,036
                                                  7,800  Factset Research Systems, Inc.                                   345,930
                                                 43,100  Homestore, Inc. (a)                                              282,736
                                                  1,500  Morningstar, Inc. (a)                                             67,155
                                                 14,800  S1 Corp. (a)                                                      74,592
                                                                                                                    -------------
                                                                                                                          905,449
---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                    3,900  ACE Cash Express, Inc. (a)                                        97,071
                                                  5,700  Advanta Corp. Class B                                            210,159
                                                  1,200  Asset Acceptance Capital Corp. (a)                                23,364
                                                  6,400  Cash America International, Inc.                                 192,128
                                                    400  Enstar Group, Inc. (a)                                            35,896
                                                  3,700  Federal Agricultural Mortgage Corp. Class B                      108,854
                                                  7,800  Financial Federal Corp.                                          228,540
                                                  8,200  First Cash Financial Services, Inc. (a)                          163,918
                                                  4,300  Global Cash Access, Inc. (a)                                      75,336
                                                  5,600  Harris & Harris Group, Inc.                                       78,120
                                                  4,000  LandAmerica Financial Group, Inc.                                271,400
                                                 23,100  MoneyGram International, Inc.                                    709,632
                                                  4,500  Portfolio Recovery Associates, Inc. (a)                          210,735

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  1,500  Sanders Morris Harris Group, Inc.                          $      24,060
                                                  8,600  Sotheby's Holdings, Inc. Class A (a)                             249,744
                                                  3,360  Sterling Bancorp                                                  69,216
                                                  4,900  Stewart Information Services Corp.                               230,692
                                                    900  Stifel Financial Corp. (a)                                        39,303
                                                  2,900  Triad Guaranty, Inc. (a)                                         136,010
                                                  2,000  WSFS Financial Corp.                                             125,660
                                                                                                                    -------------
                                                                                                                        3,279,838
---------------------------------------------------------------------------------------------------------------------------------
Foods - 0.8%                                      5,800  American Italian Pasta Co. Class A                                36,308
                                                 11,300  Chiquita Brands International, Inc.                              189,501
                                                 11,300  Flowers Foods, Inc.                                              335,610
                                                  8,900  Hain Celestial Group, Inc. (a)                                   233,091
                                                  2,000  J&J Snack Foods Corp.                                             67,180
                                                    800  John B. Sanfilippo & Son, Inc. (a)                                12,664
                                                  9,200  Lance, Inc.                                                      207,000
                                                    400  M&F Worldwide Corp. (a)                                            5,712
                                                    200  Maui Land & Pineapple Co., Inc. (a)                                7,550
                                                 13,000  NBTY, Inc. (a)                                                   292,760
                                                  4,000  Natures Sunshine Prods, Inc.                                      50,000
                                                 12,900  Performance Food Group Co. (a)                                   402,351
                                                  8,200  Ralcorp Holdings, Inc. (a)                                       312,010
                                                  5,200  Sanderson Farms, Inc.                                            116,480
                                                    100  Seaboard Corp.                                                   159,400
                                                 13,500  Sensient Technologies Corp.                                      243,675
                                                  5,356  Tootsie Roll Industries, Inc.                                    156,770
                                                                                                                    -------------
                                                                                                                        2,828,062
---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                            1,800  Deltic Timber Corp.                                              109,080
                                                 11,400  Longview Fibre Co.                                               294,576
                                                  9,339  Potlatch Corp.                                                   400,096
                                                  4,600  Universal Forest Products, Inc.                                  292,054
                                                                                                                    -------------
                                                                                                                        1,095,806
---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%             8,100  Ennis, Inc.                                                      157,950
                                                  2,400  The Standard Register Co.                                         37,200
                                                                                                                    -------------
                                                                                                                          195,150
---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%              11,800  Alderwoods Group, Inc. (a)                                       211,220
                                                 29,600  Stewart Enterprises, Inc. Class A                                169,016
                                                                                                                    -------------
                                                                                                                          380,236
---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                      8,800  Apogee Enterprises, Inc.                                         148,544
---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                      62,200  Coeur d'Alene Mines Corp. (a)                                    408,032
                                                  5,900  Royal Gold, Inc.                                                 213,521
                                                                                                                    -------------
                                                                                                                          621,553
---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                     3,100  Brookdale Senior Living, Inc.                                    117,025
                                                  5,600  Genesis HealthCare Corp. (a)                                     246,064
                                                  8,900  Healthways, Inc. (a)                                             453,366
                                                  6,500  Kindred Healthcare, Inc. (a)                                     163,475
                                                  5,500  LCA-Vision, Inc.                                                 275,605
                                                  1,000  Medcath Corp. (a)                                                 19,120
                                                    900  National Healthcare Corp.                                         36,072
                                                  6,800  PainCare Holdings, Inc. (a)                                       12,988
                                                 10,200  Psychiatric Solutions, Inc. (a)                                  337,926
                                                  2,100  Radiation Therapy Services, Inc. (a)                              53,571

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  3,700  Res-Care, Inc. (a)                                         $      68,006
                                                  7,000  Sunrise Senior Living, Inc. (a)                                  272,790
                                                 11,700  United Surgical Partners International, Inc. (a)                 414,297
                                                                                                                    -------------
                                                                                                                        2,470,305
---------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%            9,500  Allscripts Healthcare Solutions, Inc. (a)                        173,945
                                                  4,350  American Dental Partners, Inc. (a)                                58,725
                                                  8,400  Amsurg Corp. (a)                                                 190,596
                                                 12,200  Bioscript, Inc. (a)                                               87,962
                                                 11,500  Centene Corp. (a)                                                335,455
                                                  2,500  Computer Programs & Systems, Inc.                                125,000
                                                    600  Corvel Corp. (a)                                                  13,212
                                                 10,900  Eclipsys Corp. (a)                                               257,349
                                                 11,500  Hooper Holmes, Inc.                                               33,235
                                                  3,500  Horizon Health Corp. (a)                                          69,300
                                                  4,000  Molina Healthcare, Inc. (a)                                      133,880
                                                  5,300  Pediatrix Medical Group, Inc. (a)                                543,992
                                                  8,134  Per-Se Technologies, Inc. (a)                                    216,852
                                                  7,900  Phase Forward, Inc. (a)                                           88,006
                                                  4,100  Vital Images, Inc. (a)                                           139,728
                                                  5,400  WellCare Health Plans, Inc. (a)                                  245,376
                                                                                                                    -------------
                                                                                                                        2,712,613
---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.4%                       2,200  Adeza Biomedical Corp. (a)                                        46,486
                                                  1,600  Alliance Imaging, Inc. (a)                                        10,304
                                                 10,500  Allied Healthcare International, Inc. (a)                         50,925
                                                  4,500  Amedisys, Inc. (a)                                               156,375
                                                  5,400  America Retirement Corp. (a)                                     138,348
                                                 11,400  Apria Healthcare Group, Inc. (a)                                 261,972
                                                  1,100  Bio-Reference Labs, Inc. (a)                                      19,844
                                                  7,100  Gentiva Health Services, Inc. (a)                                129,291
                                                  8,100  Healthcare Services Group                                        173,016
                                                  4,600  Matria Healthcare, Inc. (a)                                      174,616
                                                  7,300  Odyssey HealthCare, Inc. (a)                                     125,633
                                                  3,300  Symbion, Inc. (a)                                                 74,745
                                                  3,800  VistaCare, Inc. Class A (a)                                       58,900
                                                  2,000  WebMD Health Corp. Class A (a)                                    83,280
                                                                                                                    -------------
                                                                                                                        1,503,735
---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                               2,000  Comstock Homebuilding Cos., Inc. Class A (a)                      22,020
                                                  3,300  Levitt Corp. Class A                                              72,732
                                                  3,600  M/I Homes, Inc.                                                  169,200
                                                    100  Orleans Homebuilders, Inc.                                         2,026
                                                  4,900  Technical Olympic USA, Inc.                                       99,715
                                                  7,900  WCI Communities, Inc. (a)                                        219,778
                                                    800  William Lyon Homes, Inc. (a)                                      76,544
                                                                                                                    -------------
                                                                                                                          662,015
---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                4,300  Lodgian, Inc. (a)                                                 59,727
                                                  3,600  Marcus Corp.                                                      71,820
                                                                                                                    -------------
                                                                                                                          131,547
---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                      3,400  American Woodmark Corp.                                          120,700
                                                  4,200  Bassett Furniture Industries, Inc.                                83,790
                                                  5,500  The Bombay Co., Inc. (a)                                          18,150
                                                  9,700  Ethan Allen Interiors, Inc.                                      407,594
                                                 10,600  Furniture Brands International, Inc.                             259,806
                                                  2,900  Haverty Furniture Cos., Inc.                                      41,615

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  1,400  Hooker Furniture Corp.                                     $      26,376
                                                 10,900  La-Z-Boy, Inc                                                    185,300
                                                  4,600  Libbey, Inc.                                                      32,568
                                                  2,100  Lifetime Brands, Inc.                                             59,199
                                                  9,900  Select Comfort Corp. (a)                                         391,545
                                                  4,300  Stanley Furniture Co., Inc.                                      125,775
                                                                                                                    -------------
                                                                                                                        1,752,418
---------------------------------------------------------------------------------------------------------------------------------
Identification Control &                          7,200  Advanced Energy Industries, Inc. (a)                             101,736
Filter Devices - 1.0%                            11,400  Artesyn Technologies, Inc. (a)                                   124,830
                                                  8,300  Asyst Technologies Inc. (a)                                       86,403
                                                  2,000  Badger Meter, Inc.                                               113,960
                                                  6,400  C&D Technologies, Inc.                                            59,136
                                                 14,000  Crane Co.                                                        574,140
                                                  5,800  ESCO Technologies, Inc. (a)                                      293,770
                                                  5,300  Flanders Corp. (a)                                                61,904
                                                 12,900  Flowserve Corp. (a)                                              752,586
                                                    900  The Gorman-Rupp Co.                                               21,960
                                                  6,700  Mine Safety Appliances Co.                                       281,400
                                                 10,400  Paxar Corp. (a)                                                  203,528
                                                  1,600  Robbins & Myers, Inc.                                             34,560
                                                  2,300  Sun Hydraulics, Inc.                                              49,174
                                                  7,700  Veeco Instruments, Inc. (a)                                      179,795
                                                  3,400  Vicor Corp.                                                       67,082
                                                  4,520  Viisage Technology, Inc. (a)                                      79,145
                                                  7,100  Watts Water Technologies, Inc. Class A                           258,014
                                                  7,200  X-Rite, Inc.                                                      95,616
                                                                                                                    -------------
                                                                                                                        3,438,739
---------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                        3,200  TAL International Group, Inc. (a)                                 77,152
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                            9,500  American Equity Investment Life Holding Co.                      136,230
                                                 13,200  Ceres Group, Inc. (a)                                             72,864
                                                  4,280  Citizens, Inc. (a)                                                22,085
                                                  7,700  Delphi Financial Group Class A                                   397,551
                                                    500  Great American Financial Resources, Inc.                           9,865
                                                    300  Kansas City Life Insurance Co.                                    15,234
                                                    400  National Western Life Insurance Co. Class A                       92,916
                                                 25,700  The Phoenix Cos., Inc.                                           418,910
                                                  6,900  Presidential Life Corp.                                          175,329
                                                  7,400  Universal American Financial Corp. (a)                           113,960
                                                                                                                    -------------
                                                                                                                        1,454,944
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.4%                      6,200  Alfa Corp.                                                       106,268
                                                  1,700  CNA Surety Corp. (a)                                              28,441
                                                  2,300  Crawford & Co. Class B                                            13,800
                                                  3,300  EMC Insurance Group, Inc.                                         91,971
                                                  2,200  FBL Financial Group, Inc. Class A                                 75,790
                                                  4,100  HealthExtras, Inc. (a)                                           144,730
                                                  7,100  Hilb Rogal & Hobbs Co.                                           292,662
                                                 12,400  Horace Mann Educators Corp.                                      233,120
                                                  2,600  KMG America Corp (a)                                              22,256
                                                  1,000  Pico Holdings, Inc. (a)                                           32,890
                                                  7,800  UICI                                                             288,522
                                                  5,250  Zenith National Insurance Corp.                                  252,683
                                                                                                                    -------------
                                                                                                                        1,583,133
---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.2%               6,000  21st Century Insurance Group                                      94,800
                                                  3,700  Affirmative Insurance Holdings, Inc.                              48,877
                                                  2,700  American Physicians Capital, Inc. (a)                            129,600
                                                  5,700  Argonaut Group, Inc. (a)                                         202,635
                                                  3,100  Baldwin & Lyons, Inc. Class B                                     82,305
                                                  6,000  Bristol West Holdings, Inc.                                      115,500
                                                 25,700  Covanta Holding Corp. (a)                                        428,419

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  5,100  Direct General Corp.                                       $      86,751
                                                    900  Donegal Group, Inc. Class A                                       23,481
                                                  3,300  FPIC Insurance Group, Inc. (a)                                   124,740
                                                  1,800  First Acceptance Corp. (a)                                        23,940
                                                 15,100  Fremont General Corp.                                            325,556
                                                  1,800  Harleysville Group, Inc.                                          53,442
                                                  6,100  Infinity Property & Casualty Corp.                               254,614
                                                  1,900  The Midland Co.                                                   66,462
                                                  1,400  Navigators Group, Inc. (a)                                        69,440
                                                  1,700  Odyssey Re Holdings Corp.                                         36,890
                                                 17,000  Ohio Casualty Corp.                                              538,900
                                                 10,500  PMA Capital Corp. Class A (a)                                    106,890
                                                  5,800  ProAssurance Corp. (a)                                           301,600
                                                  5,000  RLI Corp.                                                        286,500
                                                  3,700  Safety Insurance Group, Inc.                                     168,942
                                                  7,800  Selective Insurance Group                                        413,400
                                                  2,500  State Auto Financial Corp.                                        84,275
                                                  5,800  Tower Group, Inc.                                                133,980
                                                  4,600  United Fire & Casualty Co.                                       151,340
                                                                                                                    -------------
                                                                                                                        4,353,279
---------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%           17,773  Apollo Investment Corp.                                          316,537
                                                  4,285  Ares Capital Corp.                                                73,616
                                                  6,800  Calamos Asset Management, Inc. Class A                           254,320
                                                    300  Capital Southwest Corp.                                           28,650
                                                    900  Cohen & Steers, Inc.                                              22,050
                                                  2,500  GAMCO Investors, Inc. Class A                                     99,875
                                                 13,600  MCG Capital Corp.                                                191,896
                                                  2,500  NGP Capital Resources Co.                                         34,000
                                                  8,900  National Financial Partners Corp.                                503,028
                                                  1,800  Technology Investment Capital Corp.                               26,172
                                                 20,700  Waddell & Reed Financial, Inc. Class A                           478,170
                                                                                                                    -------------
                                                                                                                        2,028,314
---------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%               4,625  Charles & Colvard Ltd.                                            50,089
                                                 13,200  Fossil, Inc. (a)                                                 245,256
                                                  6,200  Movado Group, Inc.                                               143,096
                                                                                                                    -------------
                                                                                                                          438,441
---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                              20,900  Callaway Golf Co.                                                359,480
                                                    500  Escalade, Inc.                                                     5,545
                                                  8,100  Great Wolf Resorts, Inc. (a)                                      93,879
                                                 10,100  K2, Inc. (a)                                                     126,755
                                                  5,100  Life Time Fitness, Inc. (a)                                      238,935
                                                  9,100  Majesco Entertainment Co. (a)                                     12,467
                                                 27,200  Six Flags, Inc. (a)                                              276,896
                                                    800  Steinway Musical Instruments, Inc. (a)                            25,776
                                                  7,900  Sturm Ruger & Co., Inc.                                           63,042
                                                  6,700  Vail Resorts, Inc. (a)                                           256,074
                                                  4,500  West Marine, Inc. (a)                                             67,545
                                                                                                                    -------------
                                                                                                                        1,526,394
---------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                             10,100  Lincoln Electric Holdings, Inc.                                  545,299
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                   21,200  AGCO Corp. (a)                                                   439,688
                                                    300  Alamo Group, Inc.                                                  6,642
                                                  3,150  Gehl Co. (a)                                                     104,328
                                                  4,000  Lindsay Manufacturing Co.                                        108,360
                                                                                                                    -------------
                                                                                                                          659,018

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.4%         5,600  ASV, Inc. (a)                                              $     180,432
                                                  4,800  Astec Industries, Inc. (a)                                       172,320
                                                  6,900  Manitowoc Co.                                                    628,935
                                                  1,000  NACCO Industries, Inc. Class A                                   153,960
                                                  6,000  Stewart & Stevenson Services, Inc.                               218,880
                                                                                                                    -------------
                                                                                                                        1,354,527
---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                    6,700  Applied Industrial Technologies, Inc.                            298,820
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                        12,100  Briggs & Stratton Corp.                                          427,977
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%            6,100  Actuant Corp. Class A                                            373,442
                                                  4,400  EnPro Industries, Inc. (a)                                       150,920
                                                  7,000  Gardner Denver, Inc. (a)                                         456,400
                                                  2,100  Kadant, Inc. (a)                                                  47,670
                                                 10,200  Kennametal, Inc.                                                 623,628
                                                  1,700  Middleby Corp. (a)                                               142,324
                                                  7,900  Nordson Corp.                                                    393,894
                                                  5,100  Tecumseh Products Co. Class A                                    125,154
                                                  2,100  Tennant Co.                                                      109,872
                                                  6,300  Woodward Governor Co.                                            209,475
                                                                                                                    -------------
                                                                                                                        2,632,779
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                     4,350  CARBO Ceramics, Inc.                                             247,559
& Services - 1.5%                                   800  Dril-Quip, Inc. (a)                                               56,680
                                                 18,200  Global Industries Ltd. (a)                                       263,718
                                                  3,700  Gulf Island Fabrication, Inc.                                     87,579
                                                 17,800  Hanover Compressor Co. (a)                                       331,436
                                                 20,600  Helix Energy Solutions Group, Inc. (a)                           780,740
                                                  2,600  Hornbeck Offshore Services, Inc. (a)                              93,782
                                                  5,300  Hydril Co. (a)                                                   413,135
                                                 14,900  Input/Output, Inc. (a)                                           144,679
                                                  4,000  Lufkin Industries, Inc.                                          221,760
                                                 23,600  Newpark Resources, Inc. (a)                                      193,520
                                                  5,800  Oceaneering International, Inc. (a)                              332,340
                                                 11,300  Oil States International, Inc. (a)                               416,405
                                                 20,700  Parker Drilling Co. (a)                                          191,889
                                                  3,150  RPC, Inc.                                                         71,978
                                                  4,000  SEACOR Holdings, Inc. (a)                                        316,800
                                                 21,100  Superior Energy Services, Inc. (a)                               565,269
                                                  3,700  Universal Compression Holdings, Inc. (a)                         187,479
                                                  8,100  W-H Energy Services, Inc. (a)                                    360,369
                                                                                                                    -------------
                                                                                                                        5,277,117
---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                       4,600  Applied Films Corp. (a)                                           89,378
                                                  8,550  Bucyrus International, Inc.                                      412,025
                                                  2,500  Cascade Corp.                                                    132,125
                                                 24,000  JLG Industries, Inc.                                             738,960
                                                  1,600  Semitool, Inc. (a)                                                18,192
                                                  2,200  TurboChef Technologies, Inc. (a)                                  26,840
                                                                                                                    -------------
                                                                                                                        1,417,520
---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                      17,400  Champion Enterprises, Inc. (a)                                   260,304
                                                  1,100  Palm Harbor Homes, Inc. (a)                                       23,573
                                                  1,000  Skyline Corp.                                                     41,380
                                                                                                                    -------------
                                                                                                                          325,257
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                             10,300  Federal Signal Corp.                                             190,550
                                                  2,000  Standex International Corp.                                       63,320
                                                                                                                    -------------
                                                                                                                          253,870

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                      6,400  Abaxis, Inc. (a)                                           $     145,152
& Supplies - 2.4%                                 6,500  Abiomed, Inc. (a)                                                 83,850
                                                 12,800  Align Technology, Inc. (a)                                       117,376
                                                 16,000  American Medical Systems Holdings, Inc. (a)                      360,000
                                                  1,300  AngioDynamics, Inc. (a)                                           39,078
                                                  4,300  Arrow International, Inc.                                        140,481
                                                  3,900  Bio-Rad Laboratories, Inc. Class A (a)                           243,165
                                                  4,700  Biosite, Inc. (a)                                                244,071
                                                  1,900  Cantel Medical Corp. (a)                                          31,141
                                                  8,700  Cepheid, Inc. (a)                                                 79,692
                                                  6,300  Conmed Corp. (a)                                                 120,645
                                                    800  Conor Medsystems, Inc. (a)                                        23,520
                                                  5,800  Cyberonics, Inc. (a)                                             149,466
                                                  4,600  DJ Orthopedics, Inc. (a)                                         182,896
                                                  5,200  Diagnostic Products Corp.                                        247,676
                                                  7,000  Encore Medical Corp. (a)                                          35,840
                                                  3,900  FoxHollow Technologies Inc. (a)                                  119,145
                                                  6,300  I-Flow Corp. (a)                                                  83,916
                                                  4,200  ICU Medical, Inc. (a)                                            151,998
                                                  5,200  IRIS International, Inc. (a)                                      81,276
                                                 10,700  Immucor, Inc. (a)                                                306,983
                                                  8,400  Invacare Corp.                                                   260,904
                                                  3,600  Inverness Medical Innovations, Inc. (a)                          103,428
                                                  7,800  Kyphon, Inc. (a)                                                 290,160
                                                  1,600  Landauer, Inc.                                                    80,352
                                                  5,600  Laserscope (a)                                                   132,440
                                                  8,200  Lifecell Corp. (a)                                               184,910
                                                  7,400  Mentor Corp.                                                     335,294
                                                  5,550  Meridian Bioscience, Inc.                                        149,739
                                                  8,100  Merit Medical Systems, Inc. (a)                                   97,281
                                                  5,400  Molecular Devices Corp. (a)                                      179,064
                                                  5,000  NuVasive, Inc. (a)                                                94,250
                                                 12,800  OraSure Technologies, Inc. (a)                                   131,840
                                                  8,900  Owens & Minor, Inc.                                              291,653
                                                 18,300  PSS World Medical, Inc. (a)                                      353,007
                                                  4,900  Palomar Medical Technologies, Inc. (a)                           163,905
                                                  7,800  PolyMedica Corp.                                                 330,408
                                                  4,500  SonoSite, Inc. (a)                                               182,880
                                                  5,600  Stereotaxis, Inc. (a)                                             70,616
                                                 16,200  Steris Corp.                                                     399,816
                                                  4,400  SurModics, Inc. (a)                                              155,584
                                                  9,200  Sybron Dental Specialties, Inc. (a)                              379,408
                                                  1,100  Symmetry Medical, Inc. (a)                                        23,331
                                                 14,700  ThermoGenesis Corp. (a)                                           59,241
                                                 13,400  Thoratec Corp. (a)                                               258,218
                                                  8,400  Ventana Medical Systems, Inc. (a)                                350,868
                                                  6,800  Viasys Healthcare, Inc. (a)                                      204,544
                                                    700  Vital Signs, Inc.                                                 38,451
                                                  6,600  West Pharmaceutical Services, Inc.                               229,152
                                                  6,200  Wright Medical Group, Inc. (a)                                   122,450
                                                    300  Young Innovations, Inc.                                           10,956
                                                                                                                    -------------
                                                                                                                        8,651,517

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                           3,500  America Service Group, Inc. (a)                            $      45,605
                                                  7,600  Magellan Health Services, Inc. (a)                               307,572
                                                  7,300  Option Care, Inc.                                                103,222
                                                  7,600  Parexel International Corp. (a)                                  200,944
                                                  3,100  RehabCare Group, Inc. (a)                                         58,435
                                                  4,300  US Physical Therapy, Inc. (a)                                     73,573
                                                                                                                    -------------
                                                                                                                          789,351
---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.4%                          2,800  CIRCOR International, Inc.                                        81,760
                                                 14,400  Commercial Metals Co.                                            770,256
                                                  2,200  Dynamic Materials Corp.                                           78,232
                                                  5,500  Encore Wire Corp. (a)                                            186,340
                                                  6,000  Kaydon Corp.                                                     242,160
                                                  7,600  Lone Star Technologies, Inc. (a)                                 421,116
                                                 10,000  Maverick Tube Corp. (a)                                          529,900
                                                  4,400  NN, Inc.                                                          56,804
                                                  6,100  NS Group, Inc. (a)                                               280,783
                                                  5,800  Quanex Corp.                                                     386,454
                                                  6,300  RTI International Metals, Inc. (a)                               345,555
                                                  7,800  Reliance Steel & Aluminum Co.                                    732,576
                                                  3,700  Roanoke Electric Steel Corp.                                     119,510
                                                  7,300  Ryerson, Inc.                                                    195,348
                                                 18,200  The Shaw Group, Inc. (a)                                         553,280
                                                  5,600  Superior Essex, Inc. (a)                                         142,464
                                                  3,100  Valmont Industries, Inc.                                         130,324
                                                                                                                    -------------
                                                                                                                        5,252,862
---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%            1,300  AM Castle & Co.                                                   38,350
                                                  4,100  AMCOL International Corp.                                        118,080
                                                  3,600  Brush Engineered Materials, Inc. (a)                              71,100
                                                  5,800  Cleveland-Cliffs, Inc.                                           505,296
                                                  3,800  Compass Minerals International, Inc.                              94,962
                                                 21,100  GrafTech International Ltd. (a)                                  128,710
                                                 35,400  Hecla Mining Co. (a)                                             233,994
                                                  5,700  Minerals Technologies, Inc.                                      332,937
                                                  8,100  Stillwater Mining Co. (a)                                        133,326
                                                  4,400  Titanium Metals Corp. (a)                                        213,620
                                                                                                                    -------------
                                                                                                                        1,870,375
---------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%         17,500  Corn Products International, Inc.                                517,475
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         6,800  Ceradyne, Inc. (a)                                               339,320
Commodities - 0.2%                                8,900  Symyx Technologies, Inc. (a)                                     246,886
                                                  5,300  WD-40 Co.                                                        163,505
                                                                                                                    -------------
                                                                                                                          749,711
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                         8,000  Insituform Technologies, Inc. Class A (a)                        212,800
Processing - 0.2%                                 6,300  Metal Management, Inc.                                           199,395
                                                  3,500  Rogers Corp. (a)                                                 190,680
                                                 20,100  USEC, Inc.                                                       242,205
                                                  1,600  Xerium Technologies, Inc.                                         15,024
                                                                                                                    -------------
                                                                                                                          860,104
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.2%           20,100  BE Aerospace, Inc. (a)                                           504,912
                                                  8,800  Blount International, Inc. (a)                                   141,768
                                                                                                                    -------------
                                                                                                                          646,680
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.0%                   4,200  IHS, Inc. Class A (a)                                            114,870
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.6%                    12,200  GenCorp, Inc. (a)                                          $     250,710
                                                  7,000  Kaman Corp. Class A                                              176,120
                                                  5,800  Lancaster Colony Corp.                                           243,600
                                                  4,800  Raven Industries, Inc.                                           187,728
                                                  1,200  Sequa Corp. Class A (a)                                          117,360
                                                  9,600  Trinity Industries, Inc.                                         522,144
                                                  9,600  Walter Industries, Inc.                                          639,552
                                                                                                                    -------------
                                                                                                                        2,137,214
---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                       3,200  Kimball International, Inc. Class B                               48,128
Equipment - 0.0%                                  1,100  Knoll, Inc.                                                       23,452
                                                  8,800  Presstek, Inc. (a)                                               104,720
                                                                                                                    -------------
                                                                                                                          176,300
---------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                          3,800  Atwood Oceanics, Inc. (a)                                        383,838
                                                  1,800  Bois d'Arc Energy, Inc. (a)                                       29,970
                                                  2,600  Hercules Offshore, Inc. (a)                                       88,426
                                                                                                                    -------------
                                                                                                                          502,234
---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.6%                       5,400  ATP Oil & Gas Corp. (a)                                          237,114
                                                  3,600  Atlas America, Inc. (a)                                          172,116
                                                  3,700  Berry Petroleum Co. Class A                                      253,265
                                                  2,400  Bill Barrett Corp. (a)                                            78,216
                                                  9,800  Brigham Exploration Co. (a)                                       85,848
                                                 13,100  Cabot Oil & Gas Corp. Class A                                    627,883
                                                  4,500  Callon Petroleum Co. (a)                                          94,590
                                                  5,900  Carrizo Oil & Gas, Inc. (a)                                      153,341
                                                 11,500  Cheniere Energy, Inc. (a)                                        466,555
                                                 21,200  Cimarex Energy Co.                                               917,112
                                                  2,100  Clayton Williams Energy, Inc. (a)                                 85,932
                                                 11,300  Comstock Resources, Inc. (a)                                     335,497
                                                  5,900  Edge Petroleum Corp. (a)                                         147,382
                                                 13,400  Encore Acquisition Co. (a)                                       415,400
                                                 12,300  Endeavour International Corp. (a)                                 35,793
                                                  7,200  Energy Partners Ltd. (a)                                         169,776
                                                 10,700  FX Energy, Inc. (a)                                               55,961
                                                 14,600  Frontier Oil Corp.                                               866,510
                                                 20,700  Gasco Energy, Inc. (a)                                           115,920
                                                  1,500  Goodrich Petroleum Corp. (a)                                      40,500
                                                 51,700  Grey Wolf, Inc. (a)                                              384,648
                                                  7,400  Harvest Natural Resources, Inc. (a)                               71,928
                                                  7,700  Houston Exploration Co. (a)                                      405,790
                                                  3,900  McMoRan Exploration Co. (a)                                       69,576
                                                 18,000  Meridian Resource Corp. (a)                                       72,900
                                                  9,700  Parallel Petroleum Corp. (a)                                     178,965
                                                  8,100  PetroHawk Energy Corp. (a)                                       110,970
                                                  4,900  Petroleum Development Corp. (a)                                  222,264
                                                 13,200  Petroquest Energy, Inc. (a)                                      133,188
                                                  3,200  Pioneer Drilling Co. (a)                                          52,576
                                                  5,100  Remington Oil & Gas Corp. (a)                                    220,422
                                                  2,300  Resource America, Inc. Class A                                    45,816
                                                 15,400  St. Mary Land & Exploration Co.                                  628,782
                                                  6,600  Stone Energy Corp. (a)                                           291,258
                                                  6,500  Swift Energy Co. (a)                                             243,490
                                                 10,800  Todco Class A                                                    425,628
                                                  4,300  Toreador Resources Corp. (a)                                     133,773

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  3,700  Tri-Valley Corp. (a)                                       $      29,489
                                                  2,000  W&T Offshore, Inc.                                                80,620
                                                  2,800  Warren Resources, Inc. (a)                                        41,720
                                                  6,800  Whiting Petroleum Corp. (a)                                      278,732
                                                                                                                    -------------
                                                                                                                        9,477,246
---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                   8,900  Delta Petroleum Corp. (a)                                        186,277
                                                  3,900  Giant Industries, Inc. (a)                                       271,206
                                                 13,800  KCS Energy, Inc. (a)                                             358,800
                                                                                                                    -------------
                                                                                                                          816,283
---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                         11,900  Ferro Corp.                                                      238,000
                                                  8,100  H.B. Fuller Co.                                                  415,854
                                                    100  Kronos Worldwide, Inc.                                             3,036
                                                                                                                    -------------
                                                                                                                          656,890
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                      6,200  Albany International Corp. Class A                               236,158
                                                 15,000  Bowater, Inc.                                                    443,700
                                                  5,600  Buckeye Technologies, Inc. (a)                                    50,680
                                                  9,000  Caraustar Industries, Inc. (a)                                    92,610
                                                  5,500  Chesapeake Corp.                                                  76,340
                                                 10,500  Mercer International, Inc.-Sbi (a)                                97,755
                                                  4,700  Neenah Paper, Inc.                                               153,925
                                                 13,500  P.H. Glatfelter Co.                                              247,455
                                                  5,400  Rock-Tenn Co. Class A                                             80,946
                                                  8,200  Wausau Paper Corp.                                               116,194
                                                                                                                    -------------
                                                                                                                        1,595,763
---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                   9,300  Spartech Corp.                                                   223,200
---------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                 4,200  American Ecology Corp.                                            85,596
Services - 0.2%                                  10,200  Darling International, Inc. (a)                                   47,736
                                                  4,300  Duratek, Inc. (a)                                                 94,170
                                                 10,400  Headwaters, Inc. (a)                                             413,816
                                                                                                                    -------------
                                                                                                                          641,318
---------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%               7,200  Regal-Beloit Corp.                                               304,344
---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%               10,700  Bowne & Co., Inc.                                                178,369
                                                 10,200  Cenveo, Inc. (a)                                                 169,116
                                                  1,900  Schawk, Inc.                                                      49,419
                                                  1,800  TRM Corp. (a)                                                     12,114
                                                                                                                    -------------
                                                                                                                          409,018
---------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%            3,300  ADE Corp. (a)                                                    101,046
                                                 10,200  ATMI, Inc. (a)                                                   308,040
                                                 22,000  Axcelis Technologies, Inc. (a)                                   128,920
                                                 15,883  Brooks Automation, Inc. (a)                                      226,174
                                                 11,300  Cognex Corp.                                                     334,932
                                                 22,400  Credence Systems Corp. (a)                                       164,416
                                                  9,900  Cymer, Inc. (a)                                                  449,856
                                                  5,700  Dionex Corp. (a)                                                 350,436
                                                  8,300  Electro Scientific Industries, Inc. (a)                          183,679
                                                 12,600  Emcore Corp. (a)                                                 128,772
                                                 32,395  Entegris, Inc. (a)                                               344,683
                                                  5,600  Esterline Technologies Corp. (a)                                 239,400
                                                  7,000  FEI Co. (a)                                                      138,950
                                                  6,500  Intevac, Inc. (a)                                                187,070
                                                 14,800  Kulicke & Soffa Industries, Inc. (a)                             141,192
                                                 18,000  LTX Corp. (a)                                                     97,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  5,700  MTS Systems Corp.                                          $     238,431
                                                 12,700  Mattson Technology, Inc. (a)                                     152,400
                                                  5,300  Photon Dynamics, Inc. (a)                                         99,375
                                                  9,100  Photronics, Inc. (a)                                             170,716
                                                  3,100  Rofin-Sinar Technologies, Inc. (a)                               167,803
                                                  5,610  Rudolph Technologies, Inc. (a)                                    95,651
                                                  6,900  Ultratech, Inc. (a)                                              168,912
                                                 12,900  Varian Semiconductor Equipment Associates, Inc. (a)              362,232
                                                                                                                    -------------
                                                                                                                        4,980,286
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%                  6,900  Banta Corp.                                                      358,662
                                                  3,500  Consolidated Graphics, Inc. (a)                                  182,420
                                                  1,700  Courier Corp.                                                     75,378
                                                  6,300  Martha Stewart Living Omnimedia, Inc. Class A (a)                106,218
                                                  3,100  Playboy Enterprises, Inc. Class B (a)                             44,020
                                                 32,500  Primedia, Inc. (a)                                                67,275
                                                 23,000  The Reader's Digest Association, Inc. Class A                    339,250
                                                  9,100  Scholastic Corp. (a)                                             243,516
                                                  4,200  Thomas Nelson, Inc.                                              122,850
                                                                                                                    -------------
                                                                                                                        1,539,589
---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                    18,000  Hollinger International, Inc. Class A                            150,840
                                                  9,000  Journal Communications, Inc. Class A                             111,600
                                                 12,100  Journal Register Co.                                             147,378
                                                  5,900  Media General, Inc. Class A                                      275,058
                                                                                                                    -------------
                                                                                                                          684,876
---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                    2,600  Beasley Broadcasting Group, Inc. Class A                          31,538
                                                 13,600  Citadel Broadcasting Corp.                                       150,824
                                                  7,700  Cox Radio, Inc. Class A (a)                                      103,334
                                                 16,400  Cumulus Media, Inc. Class A (a)                                  184,664
                                                  9,200  Emmis Communications Corp. Class A (a)                           147,200
                                                  8,100  Entercom Communications Corp.                                    226,152
                                                  1,000  Fisher Communications, Inc. (a)                                   44,750
                                                  8,400  Gray Television, Inc.                                             70,560
                                                  8,800  Lin TV Corp. Class A (a)                                          79,200
                                                  3,000  Outdoor Channel Holdings, Inc. (a)                                30,570
                                                 23,300  Radio One, Inc. Class D (a)                                      173,818
                                                  5,300  Regent Communications, Inc. (a)                                   24,433
                                                  2,200  Saga Communications, Inc. Class A (a)                             21,274
                                                  1,800  Salem Communications Corp. Class A (a)                            27,018
                                                 14,100  Sinclair Broadcast Group, Inc. Class A                           114,915
                                                 12,800  Spanish Broadcasting System, Inc. Class A (a)                     70,784
                                                  2,300  WPT Enterprises, Inc. (a)                                         16,928
                                                  7,700  World Wrestling Entertainment, Inc.                              130,130
                                                                                                                    -------------
                                                                                                                        1,648,092
---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                         3,000  FreightCar America, Inc.                                         190,800
                                                  2,400  Greenbrier Cos., Inc.                                             96,120
                                                 13,100  Westinghouse Air Brake Technologies Corp.                        427,060
                                                                                                                    -------------
                                                                                                                          713,980
---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                  8,800  Florida East Coast Industries, Inc.                              474,320
                                                  7,350  Genesee & Wyoming, Inc. Class A (a)                              225,498
                                                 16,800  Kansas City Southern (a)                                         414,960
                                                  7,200  RailAmerica, Inc. (a)                                             76,752
                                                                                                                    -------------
                                                                                                                        1,191,530
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                  900  Avatar Holdings, Inc. (a)                                  $      54,900
                                                  4,100  Bluegreen Corp. (a)                                               54,202
                                                  2,700  California Coastal Communities, Inc. (a)                         100,170
                                                  1,200  Consolidated-Tomoka Land Co.                                      74,556
                                                  2,800  Housevalues, Inc. (a)                                             23,072
                                                  4,200  Newkirk Realty Trust, Inc.                                        75,978
                                                  6,400  Sunterra Corp. (a)                                                91,392
                                                  1,700  Tejon Ranch Co. (a)                                               83,079
                                                  7,700  Trammell Crow Co. (a)                                            274,582
                                                                                                                    -------------
                                                                                                                          831,931
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     7,000  Aames Investment Corp.                                            39,760
(REITs) - 5.4%                                    5,300  Acadia Realty Trust                                              124,815
                                                  9,000  Affordable Residential Communities                                94,500
                                                  3,000  Agree Realty Corp.                                                96,300
                                                    400  Alexander's, Inc. (a)                                            115,600
                                                  5,700  Alexandria Real Estate Equities, Inc.                            543,381
                                                  4,400  American Campus Communities, Inc.                                114,004
                                                  8,700  American Home Mortgage Investment Corp.                          271,527
                                                 10,700  Anthracite Capital, Inc.                                         117,486
                                                 15,300  Anworth Mortgage Asset Corp.                                     120,258
                                                  4,300  Arbor Realty Trust, Inc.                                         116,057
                                                 11,400  Ashford Hospitality Trust, Inc.                                  141,360
                                                  5,100  Bedford Property Investors, Inc.                                 137,343
                                                  9,100  BioMed Realty Trust, Inc.                                        269,724
                                                  6,400  Boykin Lodging Co. (a)                                            72,256
                                                 23,349  Brandywine Realty Trust                                          741,564
                                                  3,200  Capital Lease Funding, Inc.                                       35,488
                                                  2,100  Capital Trust, Inc.                                               65,352
                                                  3,000  Cedar Shopping Centers, Inc.                                      47,520
                                                  3,800  CentraCore Properties Trust                                       95,190
                                                 10,600  Colonial Properties Trust                                        531,378
                                                 11,600  Commercial Net Lease Realty                                      270,280
                                                  8,200  Corporate Office Properties Trust                                375,068
                                                 10,300  Cousins Properties, Inc.                                         344,329
                                                  3,500  DiamondRock Hospitality Co.                                       48,335
                                                  3,900  Digital Realty Trust, Inc.                                       109,863
                                                 10,300  ECC Capital Corp.                                                 15,656
                                                  6,300  Eastgroup Properties, Inc.                                       298,872
                                                  7,100  Education Realty Trust, Inc.                                     108,630
                                                  7,100  Entertainment Properties Trust                                   298,058
                                                 11,200  Equity Inns, Inc.                                                181,440
                                                  4,000  Equity Lifestyle Properties, Inc.                                199,000
                                                  7,900  Equity One, Inc.                                                 194,024
                                                  9,600  Extra Space Storage, Inc.                                        165,024
                                                 10,500  FelCor Lodging Trust, Inc.                                       221,550
                                                 14,400  Fieldstone Investment Corp.                                      169,920
                                                 11,600  First Industrial Realty Trust, Inc.                              495,204
                                                  5,300  First Potomac Realty Trust                                       149,725
                                                  5,500  GMH Communities Trust                                             64,020
                                                  3,300  Getty Realty Corp.                                                96,030
                                                  9,600  Glenborough Realty Trust, Inc.                                   208,800
                                                 10,100  Glimcher Realty Trust                                            286,840

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  1,900  Government Properties Trust, Inc.                          $      18,126
                                                  2,200  Gramercy Capital Corp.                                            54,846
                                                  6,000  Heritage Property Investment Trust                               237,540
                                                  8,400  Hersha Hospitality Trust                                          82,236
                                                  7,400  Highland Hospitality Corp.                                        94,054
                                                 14,500  Highwoods Properties, Inc.                                       489,085
                                                  8,600  Home Properties, Inc.                                            439,460
                                                 13,700  HomeBanc Corp.                                                   120,423
                                                 17,200  IMPAC Mortgage Holdings, Inc.                                    165,808
                                                 18,800  Inland Real Estate Corp.                                         306,628
                                                  8,700  Innkeepers USA Trust                                             147,465
                                                  8,000  Investors Real Estate Trust                                       76,320
                                                  7,900  Kilroy Realty Corp.                                              610,354
                                                  2,800  Kite Realty Group Trust                                           44,660
                                                  6,800  LTC Properties, Inc.                                             158,168
                                                  6,600  LaSalle Hotel Properties                                         270,600
                                                 13,700  Lexington Corporate Properties Trust                             285,645
                                                 12,600  Luminent Mortgage Capital, Inc.                                  102,186
                                                 25,200  MFA Mortgage Investments, Inc.                                   160,020
                                                  9,800  Maguire Properties, Inc.                                         357,700
                                                 19,000  Meristar Hospitality Corp. (a)                                   197,220
                                                  5,400  Mid-America Apartment Communities, Inc.                          295,650
                                                  5,800  MortgageIT Holdings, Inc.                                         62,814
                                                  6,900  National Health Investors, Inc.                                  175,260
                                                    200  National Health Realty, Inc.                                       3,984
                                                 15,600  Nationwide Health Properties, Inc.                               335,400
                                                 12,000  Newcastle Investment Corp.                                       287,040
                                                  1,900  NorthStar Realty Finance Corp.                                    20,805
                                                  5,800  NovaStar Financial, Inc.                                         193,952
                                                 15,100  Omega Healthcare Investors, Inc.                                 211,702
                                                  3,400  One Liberty Properties, Inc.                                      67,422
                                                  7,700  Opteum, Inc.                                                      65,912
                                                    200  Origen Financial, Inc.                                             1,216
                                                  3,400  PS Business Parks, Inc.                                          190,128
                                                  4,100  Parkway Properties, Inc.                                         179,088
                                                  8,500  Pennsylvania Real Estate Investment Trust                        374,000
                                                 10,800  Post Properties, Inc.                                            480,600
                                                  5,400  RAIT Investment Trust                                            152,496
                                                  4,700  Ramco-Gershenson Properties Trust                                142,269
                                                  4,300  Redwood Trust, Inc.                                              186,276
                                                  1,900  Saul Centers, Inc.                                                83,429
                                                 10,600  Saxon Capital, Inc.                                              110,664
                                                 16,600  Senior Housing Properties Trust                                  300,460
                                                  2,200  Sizeler Property Investors, Inc.                                  32,472
                                                  4,300  Sovran Self Storage, Inc.                                        237,360
                                                 14,300  Spirit Finance Corp.                                             174,460
                                                  9,500  Strategic Hotel Capital, Inc.                                    221,160
                                                  5,000  Sun Communities, Inc.                                            176,750
                                                  4,700  Sunstone Hotel Investors, Inc.                                   136,159
                                                  5,800  Tanger Factory Outlet Centers, Inc.                              199,578
                                                  1,700  Tarragon Corp.                                                    33,830
                                                 13,600  Taubman Centers, Inc.                                            566,712
                                                  3,300  The Town & Country Trust                                         133,947

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 14,900  Trustreet Properties, Inc.                                 $     226,331
                                                  8,800  U-Store-It Trust                                                 177,320
                                                  2,000  Universal Health Realty Income Trust                              73,060
                                                  3,600  Urstadt Biddle Properties, Inc. Class A                           64,800
                                                  9,600  Washington Real Estate Investment Trust                          348,672
                                                  3,900  Winston Hotels, Inc.                                              44,343
                                                                                                                    -------------
                                                                                                                       19,377,596
---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%              4,600  Arctic Cat, Inc.                                                 110,676
                                                  1,500  Coachmen Industries, Inc.                                         17,070
                                                 15,600  Fleetwood Enterprises, Inc. (a)                                  174,252
                                                  1,600  Marine Products Corp.                                             17,584
                                                  8,100  Monaco Coach Corp.                                               108,540
                                                  7,800  Thor Industries, Inc.                                            416,208
                                                  9,100  Winnebago Industries, Inc.                                       276,094
                                                                                                                    -------------
                                                                                                                        1,120,424
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                        2,800  Electro Rent Corp. (a)                                            47,600
Commercial - 0.4%                                11,900  GATX Corp.                                                       491,351
                                                    700  Interpool, Inc.                                                   14,140
                                                    400  Marlin Business Services, Inc. (a)                                 8,840
                                                  4,000  McGrath RentCorp                                                 120,240
                                                 18,200  United Rentals, Inc. (a)                                         627,900
                                                  4,300  Williams Scotsman International, Inc. (a)                        107,715
                                                                                                                    -------------
                                                                                                                        1,417,786
---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%        8,600  Aaron Rents, Inc.                                                233,662
                                                  2,100  Amerco, Inc. (a)                                                 207,837
                                                  5,400  Dollar Thrifty Automotive Group (a)                              245,160
                                                  8,700  Rent-Way, Inc. (a)                                                62,727
                                                  7,400  WESCO International, Inc. (a)                                    503,274
                                                                                                                    -------------
                                                                                                                        1,252,660
---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.4%                                7,300  AFC Enterprises, Inc.                                            101,470
                                                  2,500  BJ's Restaurants, Inc. (a)                                        67,500
                                                 10,200  Bob Evans Farms, Inc.                                            303,042
                                                  2,500  Buffalo Wild Wings, Inc. (a)                                     103,950
                                                  8,000  CEC Entertainment, Inc. (a)                                      268,960
                                                 13,000  CKE Restaurants, Inc.                                            226,200
                                                  5,800  California Pizza Kitchen, Inc. (a)                               188,210
                                                 25,600  Denny's Corp. (a)                                                121,344
                                                  6,800  Domino's Pizza, Inc.                                             194,140
                                                  5,800  IHOP Corp.                                                       278,052
                                                  8,300  Jack in the Box, Inc. (a)                                        361,050
                                                 14,600  Krispy Kreme Doughnuts, Inc. (a)                                 131,108
                                                  3,100  Landry's Restaurants, Inc.                                       109,523
                                                  5,500  Lone Star Steakhouse & Saloon, Inc.                              156,310
                                                  7,000  Luby's, Inc. (a)                                                  87,430
                                                    400  McCormick & Schmick's Seafood Restaurants, Inc. (a)               10,188
                                                  4,000  O'Charleys, Inc. (a)                                              73,840
                                                  7,100  PF Chang's China Bistro, Inc. (a)                                349,959
                                                  7,000  Papa John's International, Inc. (a)                              229,670
                                                  9,600  Rare Hospitality International, Inc. (a)                         334,368
                                                  3,400  Red Robin Gourmet Burgers, Inc. (a)                              160,480
                                                 17,500  Ruby Tuesday, Inc.                                               561,400
                                                  8,300  Ryan's Restaurant Group, Inc. (a)                                120,350

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  8,500  The Steak n Shake Co. (a)                                  $     179,350
                                                 12,200  Texas Roadhouse, Inc. Class A (a)                                208,498
                                                  7,500  Triarc Cos.                                                      131,100
                                                                                                                    -------------
                                                                                                                        5,057,492
---------------------------------------------------------------------------------------------------------------------------------
Retail - 4.1%                                     1,000  1-800 Contacts, Inc. (a)                                          13,450
                                                  9,300  1-800-FLOWERS.COM, Inc. Class A (a)                               66,030
                                                  8,700  99 Cents Only Stores (a)                                         117,972
                                                  4,600  AC Moore Arts & Crafts, Inc. (a)                                  84,640
                                                 13,200  Aeropostale, Inc. (a)                                            398,112
                                                  3,600  America's Car Mart, Inc. (a)                                      77,400
                                                  1,700  Asbury Automotive Group, Inc. (a)                                 33,524
                                                  4,200  Big 5 Sporting Goods Corp.                                        82,236
                                                 30,600  Big Lots, Inc. (a)                                               427,176
                                                    725  Blair Corp.                                                       30,022
                                                 45,000  Blockbuster, Inc. Class A                                        178,650
                                                  4,400  Blue Nile, Inc. (a)                                              154,836
                                                  2,800  The Bon-Ton Stores, Inc.                                          90,580
                                                  3,900  Brown Shoe Co., Inc.                                             204,672
                                                  1,200  The Buckle, Inc.                                                  49,140
                                                  1,600  Build-A-Bear Workshop, Inc. (a)                                   49,040
                                                  3,500  Burlington Coat Factory Warehouse Corp.                          159,075
                                                 12,700  CSK Auto Corp. (a)                                               176,149
                                                  6,300  Cabela's, Inc. Class A (a)                                       129,276
                                                  4,200  Cache, Inc. (a)                                                   77,028
                                                  7,000  Casual Male Retail Group, Inc. (a)                                68,180
                                                  6,300  The Cato Corp. Class A                                           150,318
                                                  5,500  Central Garden and Pet Co. (a)                                   292,270
                                                  5,100  Charlotte Russe Holding, Inc. (a)                                109,140
                                                 32,200  Charming Shoppes, Inc. (a)                                       478,814
                                                  5,700  The Children's Place Retail Stores, Inc. (a)                     330,030
                                                  7,800  Christopher & Banks Corp.                                        181,038
                                                 14,550  Coldwater Creek, Inc. (a)                                        404,490
                                                  2,100  Conn's, Inc. (a)                                                  71,736
                                                  6,600  Cost Plus, Inc. (a)                                              112,860
                                                  2,844  dELiA*s, Inc. (a)                                                 26,563
                                                  4,200  Design Within Reach, Inc. (a)                                     23,898
                                                  6,500  Dress Barn, Inc. (a)                                             311,675
                                                 12,900  drugstore.com, Inc. (a)                                           39,861
                                                  1,300  FTD Group, Inc. (a)                                               12,597
                                                 11,400  Fred's, Inc.                                                     151,164
                                                  6,800  GSI Commerce, Inc. (a)                                           115,600
                                                 11,875  GameStop Corp. Class A (a)                                       559,788
                                                  5,000  Genesco, Inc. (a)                                                194,450
                                                  6,700  Global Imaging Systems, Inc. (a)                                 254,466
                                                  6,100  Group 1 Automotive, Inc.                                         289,994
                                                  6,900  Guitar Center, Inc. (a)                                          329,130
                                                  9,200  Gymboree Corp. (a)                                               239,568
                                                 12,400  HOT Topic, Inc. (a)                                              179,800
                                                  6,300  Handleman Co.                                                     60,480
                                                  9,450  Hibbett Sporting Goods, Inc. (a)                                 311,756
                                                 13,500  Insight Enterprises, Inc. (a)                                    297,135
                                                  6,500  The J. Jill Group, Inc. (a)                                      155,415
                                                  4,900  Jo-Ann Stores, Inc. (a)                                           65,954
                                                  3,625  Jos. A. Bank Clothiers, Inc. (a)                                 173,818
                                                    400  Lawson Products, Inc.                                             16,376

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,800  Lithia Motors, Inc. Class A                                $     166,560
                                                  4,100  MarineMax, Inc. (a)                                              137,432
                                                  2,300  New York & Co. (a)                                                34,362
                                                  3,300  Overstock.com, Inc. (a)                                           98,406
                                                 12,300  PEP Boys-Manny, Moe & Jack                                       185,853
                                                 19,900  Pacific Sunwear of California, Inc. (a)                          440,984
                                                  4,800  The Pantry, Inc. (a)                                             299,472
                                                 15,700  Payless Shoesource, Inc. (a)                                     359,373
                                                 15,400  Petco Animal Supplies, Inc. (a)                                  362,978
                                                 23,200  Pier 1 Imports, Inc.                                             269,352
                                                  7,100  Priceline.com, Inc. (a)                                          176,364
                                                  4,600  Restoration Hardware, Inc. (a)                                    26,174
                                                  5,500  Retail Ventures, Inc. (a)                                         80,630
                                                  6,700  Rush Enterprises Inc. Class A (a)                                117,786
                                                  4,400  Russ Berrie & Co., Inc.                                           66,880
                                                  5,000  School Specialty, Inc. (a)                                       172,500
                                                  4,100  Sharper Image Corp. (a)                                           52,521
                                                  6,100  Sonic Automotive, Inc.                                           169,336
                                                  5,800  The Sports Authority, Inc. (a)                                   214,020
                                                  7,800  Stage Stores, Inc.                                               232,050
                                                  3,100  Stamps.com, Inc. (a)                                             109,306
                                                  5,400  Stein Mart, Inc.                                                  94,068
                                                  4,900  Talbots, Inc.                                                    131,663
                                                  7,800  Too, Inc. (a)                                                    267,930
                                                  8,700  Tractor Supply Co. (a)                                           577,158
                                                  6,900  Trans World Entertainment Corp. (a)                               38,433
                                                  7,300  Tuesday Morning Corp.                                            168,557
                                                  7,500  United Auto Group, Inc.                                          322,500
                                                 10,800  United Natural Foods, Inc. (a)                                   377,676
                                                  8,400  ValueVision Media, Inc. Class A (a)                              107,352
                                                 13,500  The Wet Seal, Inc. Class A (a)                                    89,775
                                                  2,300  Wilsons The Leather Experts, Inc. (a)                              8,970
                                                 11,800  Zale Corp. (a)                                                   330,754
                                                    100  Zumiez, Inc. (a)                                                   6,110
                                                                                                                    -------------
                                                                                                                       14,900,657
---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.8%                             6,700  Anchor Bancorp Wisconsin, Inc.                                   203,077
                                                  7,500  BFC Financial Corp. (a)                                           49,125
                                                 11,500  Bank Mutual Corp.                                                136,160
                                                 12,800  BankAtlantic Bancorp, Inc. Class A                               184,192
                                                  7,700  BankUnited Financial Corp. Class A                               208,208
                                                    400  Berkshire Hills Bancorp, Inc.                                     13,976
                                                  1,000  Beverly Hills Bancorp, Inc.                                       10,600
                                                 17,500  Brookline Bancorp, Inc.                                          271,075
                                                    100  Charter Financial Corp.                                            3,806
                                                  1,650  Coastal Financial Corp.                                           22,787
                                                 12,400  Commercial Capital Bancorp, Inc.                                 174,344
                                                  8,700  Dime Community Bancshares, Inc.                                  125,019
                                                  6,600  Fidelity Bankshares, Inc.                                        221,958
                                                  2,800  First Defiance Financial Corp.                                    73,752
                                                  2,000  First Financial Holdings, Inc.                                    63,400
                                                  4,625  First Indiana Corp.                                              129,038

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 31,100  First Niagara Financial Group, Inc.                        $     455,926
                                                  2,300  First Place Financial Corp.                                       57,040
                                                  6,300  First Republic Bank                                              238,266
                                                  4,700  FirstFed Financial Corp. (a)                                     281,107
                                                 10,400  Flagstar Bancorp, Inc.                                           157,040
                                                  3,100  Flushing Financial Corp.                                          54,126
                                                  1,600  Great Southern Bancorp, Inc.                                      46,208
                                                  6,000  Harbor Florida Bancshares, Inc.                                  227,220
                                                  1,100  Horizon Financial Corp.                                           28,116
                                                  3,000  IBERIABANK Corp.                                                 169,710
                                                  2,000  ITLA Capital Corp.                                                96,440
                                                 10,300  KNBT Bancorp, Inc.                                               168,405
                                                  2,800  Kearny Financial Corp.                                            38,444
                                                  8,800  MAF Bancorp, Inc.                                                385,176
                                                  8,600  Netbank, Inc.                                                     62,264
                                                 30,800  NewAlliance Bancshares, Inc.                                     444,444
                                                  3,400  Northwest Bancorp, Inc.                                           84,184
                                                  1,000  OceanFirst Financial Corp.                                        24,500
                                                  9,600  Ocwen Financial Corp. (a)                                         98,112
                                                  3,900  PFF Bancorp, Inc.                                                131,469
                                                 15,200  Partners Trust Financial Group, Inc.                             181,184
                                                    600  Pennfed Financial Services, Inc.                                  11,502
                                                    200  Provident Financial Holdings, Inc.                                 6,520
                                                 16,500  Provident Financial Services, Inc.                               298,650
                                                  7,600  Provident New York Bancorp                                        98,572
                                                  3,900  Rockville Financial, Inc. (a)                                     55,887
                                                  4,700  Sound Federal Bancorp, Inc.                                       96,773
                                                  9,900  Sterling Financial Corp.                                         287,100
                                                  3,500  TierOne Corp.                                                    118,825
                                                  4,100  United Community Financial Corp.                                  49,692
                                                 29,900  W Holding Co., Inc.                                              235,313
                                                                                                                    -------------
                                                                                                                        6,578,732
---------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%           8,500  Newport Corp. (a)                                                160,310
                                                  9,400  Varian, Inc. (a)                                                 387,092
                                                                                                                    -------------
                                                                                                                          547,402
---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%              800  BKF Capital Group, Inc.                                           10,400
                                                  8,700  CharterMac                                                       176,610
                                                    700  GFI Group, Inc. (a)                                               36,337
                                                  5,400  IntercontinentalExchange, Inc. (a)                               372,870
                                                 11,100  Investment Technology Group, Inc. (a)                            552,780
                                                 29,800  Knight Capital Group, Inc. Class A (a)                           415,114
                                                 15,800  LaBranche & Co., Inc. (a)                                        249,798
                                                  7,600  MarketAxess Holdings, Inc. (a)                                    91,428
                                                  9,200  NCO Group, Inc. (a)                                              218,500
                                                  3,600  optionsXpress Holdings, Inc.                                     104,688
                                                  2,300  SWS Group, Inc.                                                   60,145
                                                    300  ZipRealty, Inc. (a)                                                2,634
                                                                                                                    -------------
                                                                                                                        2,291,304
---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.9%                       2,100  4Kids Entertainment, Inc. (a)                                     36,099
                                                 11,500  ABM Industries, Inc.                                             220,455
                                                  4,400  AMN Healthcare Services, Inc. (a)                                 82,368
                                                  4,300  Administaff, Inc.                                                233,748
                                                  5,400  The Advisory Board Co. (a)                                       301,158

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  5,800  Ambassadors Group, Inc.                                    $     147,320
                                                  3,400  Angelica Corp.                                                    69,768
                                                 14,100  Autobytel, Inc. (a)                                               67,962
                                                  9,900  CBIZ, Inc. (a)                                                    79,200
                                                  2,000  CDI Corp.                                                         57,540
                                                  3,000  CRA International, Inc. (a)                                      147,780
                                                  6,500  Casella Waste Systems, Inc. (a)                                   92,365
                                                  5,800  Chemed Corp.                                                     344,172
                                                  2,700  Clark, Inc.                                                       31,887
                                                  4,700  CoStar Group, Inc. (a)                                           243,883
                                                  6,300  Cogent, Inc. (a)                                                 115,542
                                                  5,300  Coinstar, Inc. (a)                                               137,323
                                                  9,100  Corrections Corp. of America (a)                                 411,320
                                                  9,500  Cross Country Healthcare, Inc. (a)                               183,920
                                                  9,300  DiamondCluster International, Inc. Class A (a)                    99,510
                                                  2,700  Exponent, Inc. (a)                                                85,455
                                                  9,700  FTI Consulting, Inc. (a)                                         276,741
                                                  4,500  Forrester Research, Inc. (a)                                     100,440
                                                  4,100  G&K Services, Inc. Class A                                       174,414
                                                  1,600  The Geo Group, Inc. (a)                                           53,344
                                                  7,900  Gevity HR, Inc.                                                  193,234
                                                  8,300  Harris Interactive, Inc. (a)                                      46,646
                                                  5,600  Heidrick & Struggles International, Inc. (a)                     203,168
                                                  6,100  Hudson Highland Group, Inc. (a)                                  115,534
                                                 26,100  IKON Office Solutions, Inc.                                      371,925
                                                  8,400  Jackson Hewitt Tax Service, Inc.                                 265,272
                                                  3,500  Kelly Services, Inc. Class A                                      95,095
                                                 10,200  Kforce, Inc. (a)                                                 130,050
                                                  9,700  Korn/Ferry International (a)                                     197,783
                                                 11,600  Labor Ready, Inc. (a)                                            277,820
                                                  4,000  MAXIMUS, Inc.                                                    143,920
                                                 24,000  MPS Group, Inc. (a)                                              367,200
                                                  3,000  Midas, Inc. (a)                                                   65,610
                                                  1,600  Monro Muffler, Inc.                                               59,424
                                                 11,400  Navigant Consulting, Inc. (a)                                    243,390
                                                  1,900  NetRatings, Inc. (a)                                              25,175
                                                  6,400  Nutri/System, Inc. (a)                                           304,128
                                                 14,300  PHH Corp. (a)                                                    381,810
                                                  7,300  Pegasus Solutions, Inc. (a)                                       68,693
                                                  2,000  Pre-Paid Legal Services, Inc.                                     70,960
                                                  3,300  The Providence Service Corp. (a)                                 107,316
                                                 12,000  Regis Corp.                                                      413,760
                                                 12,800  Resources Connection, Inc. (a)                                   318,848
                                                  5,800  Rollins, Inc.                                                    117,392
                                                  7,500  Sirva, Inc. (a)                                                   63,975
                                                 10,100  Source Interlink Cos., Inc. (a)                                  115,140
                                                 12,900  Spherion Corp. (a)                                               134,160
                                                  1,600  Startek, Inc.                                                     37,696
                                                  6,900  TeleTech Holdings, Inc. (a)                                       76,659
                                                 14,600  Tetra Tech, Inc. (a)                                             278,714
                                                    300  Travelzoo, Inc. (a)                                                5,874
                                                  2,900  Unifirst Corp.                                                    96,338
                                                  2,500  Vertrue, Inc. (a)                                                104,500

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,600  Viad Corp.                                                 $     157,688
                                                  1,200  Volt Information Sciences, Inc. (a)                               36,672
                                                 10,900  Waste Connections, Inc. (a)                                      433,929
                                                 11,100  Waste Services, Inc. (a)                                          34,965
                                                  7,100  Watson Wyatt Worldwide, Inc.                                     231,318
                                                 11,400  Wireless Facilities, Inc. (a)                                     45,828
                                                  4,900  World Fuel Services Corp.                                        198,156
                                                                                                                    -------------
                                                                                                                       10,429,479
---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                   4,900  Gulfmark Offshore, Inc. (a)                                      136,220
                                                  4,100  Horizon  Lines, Inc. Class A                                      53,136
                                                  4,800  Kirby Corp. (a)                                                  326,928
                                                  3,200  Maritrans, Inc.                                                   78,176
                                                                                                                    -------------
                                                                                                                          594,460
---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                      3,200  Deckers Outdoor Corp. (a)                                        129,728
                                                 12,000  The Finish Line, Inc. Class A                                    197,400
                                                  5,400  K-Swiss, Inc. Class A                                            162,756
                                                  1,400  Kenneth Cole Productions, Inc. Class A                            38,780
                                                  2,700  Shoe Carnival, Inc. (a)                                           67,446
                                                  4,300  Skechers U.S.A., Inc. Class A (a)                                107,199
                                                  4,400  Steven Madden Ltd.                                               156,200
                                                  7,000  Stride Rite Corp.                                                101,360
                                                    100  Weyco Group, Inc.                                                  2,250
                                                 15,800  Wolverine World Wide, Inc.                                       349,654
                                                                                                                    -------------
                                                                                                                        1,312,773
---------------------------------------------------------------------------------------------------------------------------------
Steel - 1.0%                                     29,400  AK Steel Holding Corp. (a)                                       441,000
                                                  5,700  Carpenter Technology Corp.                                       538,764
                                                  6,000  Chaparral Steel Co. (a)                                          389,520
                                                  7,300  Gibraltar Industries, Inc.                                       215,058
                                                  9,600  Oregon Steel Mills, Inc. (a)                                     491,232
                                                  6,300  Schnitzer Steel Industries, Inc. Class A                         269,955
                                                 10,900  Steel Dynamics, Inc.                                             618,357
                                                  3,700  Steel Technologies, Inc.                                          89,910
                                                  3,100  Wheeling-Pittsburgh Corp. (a)                                     56,916
                                                 19,200  Worthington Industries, Inc.                                     385,152
                                                                                                                    -------------
                                                                                                                        3,495,864
---------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                           5,900  Wellman, Inc.                                                     37,524
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%               3,700  Applied Signal Technology, Inc.                                   73,371
                                                 23,700  Arris Group, Inc. (a)                                            326,112
                                                  5,600  Audiovox Corp. Class A (a)                                        66,864
                                                 10,600  Belden CDT, Inc.                                                 288,638
                                                 14,200  C-COR, Inc. (a)                                                  124,108
                                                 12,400  Interdigital Communications Corp. (a)                            304,048
                                                  4,900  Mastec, Inc. (a)                                                  69,433
                                                 11,600  Plantronics, Inc.                                                410,988
                                                 25,800  Polycom, Inc. (a)                                                559,344
                                                 26,700  Powerwave Technologies, Inc. (a)                                 360,183
                                                 19,600  SBA Communications Corp. Class A (a)                             458,836
                                                  6,500  Spectralink Corp.                                                 81,575
                                                 13,300  Symmetricom, Inc. (a)                                            113,715
                                                 24,500  Terayon Corp. (a)                                                 44,835
                                                                                                                    -------------
                                                                                                                        3,282,050

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                           4,900  DHB Industries, Inc. (a)                                   $      23,422
                                                  4,000  Dixie Group, Inc. (a)                                             59,840
                                                 14,200  Innovo Group, Inc. (a)                                            10,224
                                                 12,200  Interface, Inc. Class A (a)                                      168,482
                                                                                                                    -------------
                                                                                                                          261,968
---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.5%             4,200  Carter's, Inc. (a)                                               283,458
                                                  2,700  Cherokee, Inc.                                                   108,729
                                                  4,900  Guess?, Inc. (a)                                                 191,639
                                                  8,600  Hartmarx Corp. (a)                                                76,626
                                                  5,600  Kellwood Co.                                                     175,784
                                                  2,900  Oxford Industries, Inc.                                          148,277
                                                  3,600  Perry Ellis International, Inc. (a)                               81,468
                                                  7,600  Phillips-Van Heusen Corp.                                        290,396
                                                 10,000  Russell Corp.                                                    138,000
                                                  3,100  Under Armour, Inc. Class A (a)                                   100,440
                                                 10,300  The Warnaco Group, Inc. (a)                                      247,200
                                                                                                                    -------------
                                                                                                                        1,842,017
---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                             2,100  Bandag, Inc.                                                      87,927
                                                 14,500  Cooper Tire & Rubber Co.                                         207,930
                                                  1,700  Titan International, Inc.                                         29,342
                                                                                                                    -------------
                                                                                                                          325,199
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                   20,700  Alliance One International, Inc.                                 100,602
                                                  2,600  Schweitzer-Mauduit International, Inc.                            62,400
                                                 12,200  Star Scientific, Inc. (a)                                         38,186
                                                  7,100  Universal Corp.                                                  261,067
                                                  8,190  Vector Group Ltd.                                                156,101
                                                                                                                    -------------
                                                                                                                          618,356
---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                       7,500  Jakks Pacific, Inc. (a)                                          200,550
                                                  6,600  Leapfrog Enterprises, Inc. (a)                                    70,092
                                                                                                                    -------------
                                                                                                                          270,642
---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%               1,400  Dynamex, Inc. (a)                                                 27,048
                                                  5,600  HUB Group, Inc. Class A (a)                                      255,248
                                                  5,700  Odyssey Marine Exploration, Inc. (a)                              20,919
                                                  8,300  Pacer International, Inc.                                        271,244
                                                  5,000  SCS Transportation, Inc. (a)                                     145,550
                                                  3,900  US Xpress Enterprises, Inc. Class A (a)                           75,933
                                                                                                                    -------------
                                                                                                                          795,942
---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                   7,300  Arkansas Best Corp.                                              285,576
                                                  3,700  Covenant Transport, Inc. Class A (a)                              54,020
                                                  9,100  Forward Air Corp.                                                339,339
                                                  1,700  Frozen Food Express Industries (a)                                17,765
                                                  9,900  Heartland Express, Inc.                                          215,721
                                                 12,450  Knight Transportation, Inc.                                      245,887
                                                  4,200  Marten Transport Ltd. (a)                                         75,978
                                                  8,250  Old Dominion Freight Line, Inc. (a)                              222,337
                                                  2,100  USA Truck, Inc. (a)                                               51,702
                                                    100  Universal Truckload Services, Inc. (a)                             2,505
                                                 14,500  Werner Enterprises, Inc.                                         266,365
                                                                                                                    -------------
                                                                                                                        1,777,195
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%               12,300  Mediacom Communications Corp. Class A (a)                         70,725
---------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.2%                      7,000  Allete, Inc.                                               $     326,200
                                                 13,900  Avista Corp.                                                     287,035
                                                  9,000  Black Hills Corp.                                                306,000
                                                  4,600  CH Energy Group, Inc.                                            220,800
                                                  4,800  Central Vermont Public Service Corp.                             101,808
                                                 11,100  Cleco Corp.                                                      247,863
                                                 21,100  Duquesne Light Holdings, Inc.                                    348,150
                                                 13,500  El Paso Electric Co. (a)                                         257,040
                                                  5,200  The Empire District Electric Co.                                 115,544
                                                 11,600  IDACORP, Inc.                                                    377,232
                                                  4,300  MGE Energy, Inc.                                                 142,674
                                                  9,900  NorthWestern Corp.                                               308,286
                                                  8,400  Otter Tail Corp.                                                 240,996
                                                 49,400  Sierra Pacific Resources (a)                                     682,214
                                                  3,100  UIL Holdings Corp.                                               162,285
                                                  7,800  Unisource Energy Corp.                                           237,900
                                                                                                                    -------------
                                                                                                                        4,362,027
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.7%                4,300  Cascade Natural Gas Corp.                                         84,710
                                                    600  EnergySouth, Inc.                                                 19,086
                                                  4,300  The Laclede Group, Inc.                                          148,006
                                                  6,200  New Jersey Resources Corp.                                       280,550
                                                 11,800  Nicor, Inc.                                                      466,808
                                                  7,700  Northwest Natural Gas Co.                                        273,273
                                                 10,200  Peoples Energy Corp.                                             363,528
                                                  5,900  South Jersey Industries, Inc.                                    160,893
                                                 10,600  Southwest Gas Corp.                                              296,270
                                                 13,100  WGL Holdings, Inc.                                               398,502
                                                                                                                    -------------
                                                                                                                        2,491,626
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                  11,000  Transmontaigne, Inc. (a)                                         107,910
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                  66,700  Aquila, Inc. (a)                                                 266,133
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.2%              5,700  Alaska Communications Systems Group, Inc.                         69,141
                                                  2,700  CT Communications, Inc.                                           36,693
                                                  4,100  Centennial Communications Corp.                                   30,053
                                                 64,600  Cincinnati Bell, Inc. (a)                                        291,992
                                                  6,100  Commonwealth Telephone Enterprises, Inc.                         210,145
                                                 30,600  Dobson Communications Corp. Class A (a)                          245,106
                                                  8,600  FairPoint Communications, Inc.                                   118,852
                                                 11,400  General Communication, Inc. Class A (a)                          137,826
                                                  7,800  GlobeTel Communications Corp. (a)                                 19,422
                                                  4,600  Golden Telecom, Inc. (b)                                         138,230
                                                 12,400  IDT Corp. Class B (a)                                            137,268
                                                  5,500  Intrado, Inc. (a)                                                142,890
                                                  7,200  Iowa Telecommunications Services, Inc.                           137,376
                                                182,500  Level 3 Communications, Inc. (a)                                 945,350
                                                  5,900  NeuStar, Inc. Class A (a)                                        182,900
                                                  2,400  North Pittsburgh Systems, Inc.                                    56,016
                                                 15,400  Premiere Global Services, Inc. (a)                               123,970
                                                  9,700  Price Communications Corp. (a)                                   171,593
                                                  4,800  RCN Corp. (a)                                                    124,320
                                                  1,200  Shenandoah Telecom Co.                                            53,988
                                                  4,300  SureWest Communications                                          103,716
                                                  8,900  Talk America Holdings, Inc. (a)                                   75,917
                                                 15,100  Time Warner Telecom, Inc. Class A (a)                            271,045

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2006

                                                 Shares
Industry                                           Held  Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
                                                  6,000  USA Mobility, Inc.                                         $     170,880
                                                 21,100  Ubiquitel, Inc. (a)                                              213,110
                                                  9,700  Valor Communications Group, Inc.                                 127,652
                                                                                                                    -------------
                                                                                                                        4,335,451
---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                           3,400  American States Water Co.                                        127,024
                                                  3,600  California Water Service Group                                   162,180
                                                  3,200  Connecticut Water Service, Inc.                                   83,904
                                                  4,200  Middlesex Water Co.                                               79,548
                                                  2,600  SJW Corp.                                                         69,810
                                                  7,665  Southwest Water Co.                                              122,180
                                                                                                                    -------------
                                                                                                                          644,646
---------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%            3,900  Central European Distribution Corp. (a)                          149,955
---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                               11,925  Brightpoint, Inc. (a)                                            370,391
                                                  2,600  Earle M. Jorgensen Holding Company, Inc. (a)                      39,390
                                                  8,600  LKQ Corp. (a)                                                    178,966
                                                  5,000  Prestige Brands Holdings, Inc. (a)                                60,850
                                                  7,700  United Stationers, Inc. (a)                                      408,870
                                                                                                                    -------------
                                                                                                                        1,058,467
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         (Cost - $297,906,263) - 92.0%                                333,079,707
---------------------------------------------------------------------------------------------------------------------------------

                                                         Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
                                                  4,100  Gladstone Capital Corp.                                           88,355
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Mutual Funds (Cost - $106,518) - 0.0%                       88,355
---------------------------------------------------------------------------------------------------------------------------------

                                                   Face
                                                 Amount  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 9.0%                        $32,487,793  State Street Bank & Trust Co., 3.95% due 4/03/2006            32,487,793
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $32,487,793) - 9.0%                                   32,487,793
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments
                                                         (Cost - $330,500,574) - 101.0%                               365,655,855
---------------------------------------------------------------------------------------------------------------------------------

                                              Number of
                                              Contracts  Options Written
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                300  Russell 2000 Index, expiring April 2006 at USD 740              (918,000)
                                                  2,400  Russell 2000 Index, expiring April 2006 at USD 750            (5,328,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Written
                                                         (Premiums Recieved - $3,280,800) - (1.7%)                     (6,246,000)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of Option Written
                                                         (Cost - $327,219,774*) - 99.3%                               359,409,855

                                                         Other Assets Less Liabilities - 0.7%                           2,545,811
                                                                                                                    -------------
                                                         Net Assets - 100.0%                                        $ 361,955,666
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 342,502,156
                                                                  =============
      Gross unrealized appreciation                               $  23,979,525
      Gross unrealized depreciation                                  (7,071,826)
                                                                  -------------
      Net unrealized appreciation                                 $  16,907,699
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration      Face          Unrealized
      Contracts   Issue                Date            Value        Appreciation
      --------------------------------------------------------------------------
          76      Russell 2000 Index   June 2006    $27,902,173     $  1,426,227
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: May 22, 2006